   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2001



                                            1933 ACT REGISTRATION NO. 333-49230

                                            1940 ACT REGISTRATION NO. 811-07975

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [  ]
                      PRE-EFFECTIVE AMENDMENT NO. ___ [ ]
                      POST-EFFECTIVE AMENDMENT NO. _1__ [X ]


                                      AND


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                       POST-EFFECTIVE AMENDMENT NO. 9 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)


                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992


                                 (973) 802-7547


   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO
                              ASSISTANT SECRETARY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992

                                 (973) 802-4708

                    (Name and address of agent for service)

                                   Copies to:


         CHRISTOPHER E. PALMER                      C. CHRISTOPHER SPRAGUE
           MICHAEL K. ISENMAN                   VICE PRESIDENT, CORPORATE COUNSEL
             SHEA & GARDNER              THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
    1800 MASSACHUSETTS AVENUE, N.W.                  213 WASHINGTON STREET
         WASHINGTON, D.C. 20036                 NEWARK, NEW JERSEY 07102-2992
             (202) 828-2093                             (973) 802-6997




It is proposed that this filing will become effective (check appropriate space):
    [  ] immediately upon filing pursuant to paragraph (b) of Rule 485
    [X ] on May 1, 2001 pursuant to paragraph (b) of Rule 485
    [  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [  ] on __________pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
    [  ] on __________pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

STRATEGIC PARTNERS
ANNUITY ONE(SM)
VARIABLE ANNUITY
--------------------------------------------------------------------------------


PROSPECTUS: MAY 1, 2001


THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY). PRUCO LIFE OF NEW JERSEY IS AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
--------------------------------------------------------------------------------

Strategic Partners Annuity One offers a wide variety of investment choices, including 25 variable investment options that invest in mutual funds managed by these leading asset managers:


PRUDENTIAL INVESTMENTS
JENNISON ASSOCIATES
A I M CAPITAL MANAGEMENT, INC.
ALLIANCE CAPITAL MANAGEMENT, LP
DEUTSCHE ASSET MANAGEMENT INC.
DAVIS SELECTED ADVISERS L.P.
FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
INVESCO FUNDS GROUP, INC.
JANUS CAPITAL
MFS
PIMCO


You may choose between two versions of Strategic Partners Annuity One. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Annuity One, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.

PLEASE READ THIS PROSPECTUS
--------------------------------------------------------------------------------

Please read this prospectus before purchasing a Strategic Partners Annuity One variable annuity contract, and keep it for future reference. Current prospectuses for the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference as well.

TO LEARN MORE ABOUT STRATEGIC PARTNERS ANNUITY ONE

--------------------------------------------------------------------------------

To learn more about the Strategic Partners Annuity One variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated
May 1, 2001. The SAI has been filed with the Securities and Exchange
Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Annuity One SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 47 of this prospectus.


FOR A FREE COPY OF THE SAI CALL US AT:
--------------------------------------------------------------------------------

(888)  PRU-2888 or write to us at:

Prudential Annuity Service Center
P.O. Box 7960
Philadelphia, PA 19101


THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS ANNUITY ONE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CONTENTS
--------------------------------------------------------------------------------

                  PART I: STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

                  SUMMARY
                           Glossary.............................................
                           Summary..............................................
                           Summary of Contract Expenses.........................
                           Expense Examples.....................................

                  PART II: STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

                  SECTIONS 1--9

                      Section 1: What is the Strategic Partners Annuity One
                        Variable Annuity?.......................................
                           Short Term Cancellation Right or "Free Look".........

                      Section 2: What Investment Options Can I Choose?..........
                           Variable Investment Options..........................
                           Fixed Interest Rate Options..........................
                           Transfers Among Options..............................
                           Other Available Features.............................
                           Voting Rights........................................
                           Substitution.........................................
                      Section 3: What Kind of Payments Will I Receive During
                        the Income Phase? (Annuitization).......................

                               Option 1: Annuity Payments for a Fixed
                             Period.............................................
                               Option 2: Life Annuity with 120 Payments (10
                             Years) Certain.....................................
                               Other Annuity Options............................
                      Section 4: What is the Death Benefit?.....................
                           Beneficiary..........................................
                           Calculation of the Death Benefit.....................
                           Payout Options.......................................
                           Earnings Appreciator - Supplemental Death Benefit...

                      Section 5: How Can I Purchase a Strategic Partners
                        Annuity One Contract?...................................
                           Purchase Payments....................................
                           Allocation of Purchase Payments......................
                           Credits..............................................
                           Calculating Contract Value...........................

                      Section 6: What are the Expenses Associated with the
                        Strategic Partners Annuity One Contract?................
                           Insurance and Administrative Charge..................
                           Earnings Appreciator Charge..........................
                           Annual Contract Fee..................................
                           Withdrawal Charge....................................
                           Taxes Attributable to Premium........................
                           Transfer Fee.........................................
                           Company Taxes........................................

                      Section 7: How Can I Access My Money?.....................
                           Withdrawals During the Accumulation Phase............
                           Automated Withdrawals................................
                           Suspension of Payments or Transfers..................

                      Section 8: What are the Tax Considerations Associated
                        with the Strategic Partners Annuity One Contract?.......
                           Contracts Owned by Individuals (Not Associated with
                             Tax Favored Retirement Plans)......................

                           Contracts Held by Tax-Favored Plans..................


                      Section 9: Other Information..............................
                           Pruco Life Insurance Company of New Jersey...........
                           The Separate Account.................................
                           Sale and Distribution of the Contract................
                           Assignment...........................................
                           Financial Statements.................................
                           Statement of Additional Information..................
                           Householding.........................................
                           IRA Disclosure Statement.............................



                      Appendix
                           Calculation of Earnings Appreciator Benefit..........


                  PART III: PROSPECTUSES

                  VARIABLE INVESTMENT OPTIONS

                   THE PRUDENTIAL SERIES FUND, INC.

                   JANUS ASPEN SERIES

                       This page intentionally left blank

                                 PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

GLOSSARY
--------------------------------------------------------------------------------

WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract minus, if you have chosen the Contract With Credit, any credit that has not yet vested.


ADJUSTED PURCHASE PAYMENT



Your invested purchase payment adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator benefit.


ANNUITANT

The person whose life determines the amount of income payments that we will pay.

ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

CONTRACT DATE

The date on which we credit your initial purchase payment. We will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make, has higher withdrawal charges and a longer withdrawal charge period, and has no fixed rate investment options available.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit, has lower withdrawal charges and a shorter withdrawal charge period, and offers two fixed rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

CREDIT

If you choose the Contract With Credit (which we previously defined), this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. The credit is subject to a vesting schedule, which means that if you withdraw all or part of a purchase payment within a certain period, or you begin the income phase or we pay a death benefit during that period, we may take back all or part of the credit. See "How Can I Purchase A Strategic Partners Annuity One Contract" on page 35.

DEATH BENEFIT


If the owner dies, the beneficiary you designate will receive, at a minimum, the total amount invested, reduced by withdrawals or a potentially greater amount related to market appreciation. A guaranteed minimum death benefit is available for an additional charge.



EARNINGS APPRECIATOR



An optional feature that may be available for an additional charge that provides a supplemental death benefit based on earnings under contract.


FIXED INTEREST RATE OPTIONS

Under the Contract Without Credit (which we previously defined), these are investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options (dollar cost averaging fixed rate option). The fixed interest rate options are available only with the Contract Without Credit.

GUARANTEED MINIMUM DEATH BENEFIT

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain "protected value". Currently, the protected value for the guaranteed minimum death benefit equals the "step-up value," which we define below.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period in which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

NET PURCHASE PAYMENTS

Your total purchase payments (which we define below) less any withdrawals you have made.

PROTECTED VALUE

If you choose the guaranteed minimum death benefit, the guaranteed amount of that benefit. Currently, the protected value of the guaranteed minimum death benefit equals the "step-up value," which we define below.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19101. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is 888-PRU-2888.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. With some restrictions, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

We hold your purchase payments allocated to the variable investment options in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Annuity One variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

STEP-UP VALUE

The highest value of the contract on any contract anniversary date, subject to certain age restrictions. Between anniversary dates, the step-up value is only increased by additional purchase payments and reduced proportionally by withdrawals. Depending upon the terms of your contract and what options you choose, we may use the step-up value to compute the protected value of the guaranteed minimum death benefit.

TAX DEFERRAL


This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See "What Are the Tax Considerations Associated with the Strategic Partners Annuity One Contract," page 41.


VARIABLE INVESTMENT OPTION


When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

SUMMARY FOR SECTIONS 1--9
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY?

The Strategic Partners Annuity One variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey, we or us). The contract allows you to invest on a tax- deferred basis in one or more of 25 variable investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

    There are two versions of the Strategic Partners Annuity One variable annuity.

Contract With Credit. One version of the contract:

- provides for a bonus credit that we add to each purchase payment that you make,

-   has higher withdrawal charges and a longer withdrawal charge period, and

-   has no fixed rate investment options available.

    We call this version the "Contract With Credit."

Contract Without Credit.  The other version of the contract:

-   does not provide a credit,

-   has lower withdrawal charges and a shorter withdrawal charge period, and

- offers two fixed rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

    We call this version the "Contract Without Credit."

    Unless we state otherwise, when we use the word contract, it applies to both versions.

    The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.


    The fixed interest rate options available under the Contract Without Credit offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least 3% interest annually. Payments you allocate to the fixed interest rate options become part of Pruco Life of New Jersey's general assets.

    You can invest your money in any or all of the variable investment options and (under the Contract Without Credit) the fixed interest rate options. You may make up to 12 free transfers each contract year among the variable investment options. For the Contract Without Credit, certain restrictions apply to transfers involving the fixed interest rate options.

    The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

    The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

    The contract offers a choice of death benefit options.

    If you change your mind about owning Strategic Partners Annuity One, you may cancel your contract within 10 days after receiving it. We call this the "Free Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in any or all of the following variable investment options:

THE PRUDENTIAL SERIES FUND

    Prudential Global Portfolio


    Prudential Jennison Portfolio (domestic equity)


    Prudential Money Market Portfolio

    Prudential Stock Index Portfolio

    SP Aggressive Growth Asset Allocation Portfolio

    SP AIM Aggressive Growth Portfolio

    SP AIM Growth and Income Portfolio

    SP Alliance Large Cap Growth Portfolio

    SP Alliance Technology Portfolio

    SP Balanced Asset Allocation Portfolio

    SP Conservative Asset Allocation Portfolio

    SP Davis Value Portfolio

    SP Deutsche International Equity Portfolio

    SP Growth Asset Allocation Portfolio

    SP INVESCO Small Company Growth Portfolio

    SP Jennison International Growth Portfolio

    SP Large Cap Value Portfolio

    SP MFS Capital Opportunities Portfolio


    SP MFS Mid-Cap Growth Portfolio



    SP PIMCO High Yield Portfolio


    SP PIMCO Total Return Portfolio

    SP Prudential U.S. Emerging Growth Portfolio

    SP Small/Mid Cap Value Portfolio

    SP Strategic Partners Focused Growth Portfolio

JANUS ASPEN SERIES

    Growth Portfolio -- Service Shares

    Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the mutual fund portfolios used by the variable investment options that you choose. Performance information for the variable investment options appears in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.

    If you choose the Contract Without Credit, two guaranteed fixed interest rate options are also available:

- The one-year fixed rate option offers an interest rate that is guaranteed by us for one year and will always be at least 3% per year.


- The dollar cost averaging fixed rate option offers an interest rate that is guaranteed by us for a selected period during which we make periodic transfers from this option to the variable investment options you select.
    We guarantee that the interest rate for the dollar cost averaging fixed rate option will always be at least 3% per year.


SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

SECTION 4
WHAT IS THE DEATH BENEFIT?

If the owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance charge, a potentially larger guaranteed minimum death benefit. The base death benefit equals the total amount invested adjusted for withdrawals. The guaranteed minimum death benefit is equal to a "protected value" equal to the highest value of the contract on any contract anniversary, which we call the "step-up value."


For an additional fee, you may also choose, if it is available under your contract, the Earnings Appreciator supplemental death benefit.

SECTION 5
HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE CONTRACT?

Under most circumstances, you can purchase this contract with a minimum initial purchase payment of $10,000. Generally, you can make additional purchase payments of $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.

SECTION 6
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE
CONTRACT?

The contract has insurance features and investment features, both of which have related cost and charges.

- Each year we may deduct a contract maintenance charge. Currently, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to $30 or, if your contract value is less than $1,500, equal to 2% of your contract value.

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit option that you choose. The daily charge is equivalent to an annual charge of:

   --  1.40% if you do not choose the guaranteed minimum death benefit, or

   --  1.60% if you choose the guaranteed minimum death benefit option.


- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected the guaranteed minimum death benefit option (0.20% if you have not selected the guaranteed minimum death benefit option).


- The mutual funds in which the variable investment options invest also incur fees and expenses. These daily charges currently range on an annual basis from 0.39% to 1.30% of a fund's average daily net assets.

- If, after making a purchase payment, you withdraw money (or you begin the income phase) less than:


   -- nine contract anniversaries later, if you purchase the Contract With Credit, or

   -- seven contract anniversaries later, if you purchase the Contract Without Credit,


    then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7%.

    For more information, including details about other possible charges under the contract, see "Summary of Contract Expenses" on page 13 and "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" on page 37.

SECTION 7
HOW CAN I ACCESS MY MONEY?


You may withdraw money at any time during the accumulation phase. If you do so, however, you may be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. If you withdraw money less than nine years (for the Contract With Credit) or seven years (for the Contract Without Credit) after making a purchase payment, we may impose a withdrawal charge. In addition, if you purchase a Contract With Credit, we may take back any credit that has not vested that corresponds to the purchase payment(s) you withdraw.


SECTION 8
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE CONTRACT?

Your earnings are generally not taxed until you withdraw them. If you take money out during the accumulation phase, the tax laws treat the withdrawal as first a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract prior to age 59 1/2 are taxable and subject to the 10% penalty.


SECTION 9
OTHER INFORMATION

This contract is issued by Pruco Life of New Jersey, an indirect subsidiary of the Prudential Insurance Company of America, and sold by registered representatives.

SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------


THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS AND EXPENSES YOU WILL PAY FOR STRATEGIC PARTNERS ANNUITY ONE. THIS SUMMARY INCLUDES THE 2000 EXPENSES OF THE MUTUAL FUNDS USED BY THE VARIABLE INVESTMENT OPTIONS.


The chart below summarizes maximum charges for Strategic Partners Annuity One. For more detailed information, including additional information about current and maximum charges, see "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" on page 37. For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses, which you will find attached at the back of this prospectus.

                   WITHDRAWAL CHARGE (SEE NOTE 1 ON PAGE 14)
           ----------------------------------------------------------
            NUMBER OF CONTRACT           CONTRACT          CONTRACT
            ANNIVERSARIES SINCE            WITH            WITHOUT
             PURCHASE PAYMENT             CREDIT            CREDIT
           --------------------    -------------------  -------------
                    0                       7%                7%
                    1                       7%                6%
                    2                       7%                5%
                    3                       6%                4%
                    4                       5%                3%
                    5                       4%                2%
                    6                       3%                1%
                    7                       2%                0%
                    8                       1%                0%
                    9                       0%                0%
                                            --                --

                                                                                              ALL
             MAXIMUM TRANSFER FEE                                                           CONTRACTS
             --------------------                                                           ---------
               first 12 transfers per contract year                                         $      0
               each transfer after the first 12 in a contract year
                 (see Note 2 below)                                                         $     25

             MAXIMUM ANNUAL CONTRACT FEE AND CONTRACT CHARGE UPON FULL
               WITHDRAWAL (SEE NOTE 3 BELOW)
             -------------------------------                                                $     60

             INSURANCE AND ADMINISTRATIVE EXPENSES
             -------------------------------------
               AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE ALLOCATED
                TO VARIABLE INVESTMENT OPTIONS
               Base Death Benefit:                                                              1.40%
               Guaranteed Minimum Death Benefit Option:                                         1.60%

               Annual Earnings Appreciator Charge and Charge Upon
               Certain Transactions (see Note 4 below)..................................
                                                                                            0.20% of contract
                                                                                            value (0.15% if guaranteed
                                                                                            minimum death
                                                                                            benefit option is
                                                                                            also selected)



NOTE 1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal fee if we pay a death benefit. See "Withdrawal Charge" on page 38.


NOTE 2: We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing and do not count them toward the limit of 12 free transfers per year.

NOTE 3: As shown in the table above, we have the right to assess a fee of up to $60 annually and at the time of full withdrawal. Currently, we do not assess this fee if your contract value is at least $50,000. If your contract value is at least $1,500 but less than $50,000, we currently assess a fee of $30. If your contract value is less than $1,500, we currently assess a lower fee, equal to 2% of your contract value. Although we could raise these fees up to the maximum of $60, we have no current intention to do so.

NOTES FOR ANNUAL MUTUAL FUND EXPENSES
(APPEARING ON PAGE 15)


These are the historical fund expenses for the year ended December 31, 2000, except for the "SP" Portfolios of the Series Fund, where the expenses are an estimate of the expenses for 2001. Fund expenses are not fixed or guaranteed by the Strategic Partners Annuity One contract and will vary from year to year.


(1) THE PRUDENTIAL SERIES FUND:


Because this is the first full year of operation for all "SP" Portfolios, other expenses are estimated based on management's projection of advisory fee expenses. Each "SP" Portfolio has expense reimbursements in effect, and the table shows total expenses both with and without these expense reimbursements. These expense reimbursements are voluntary and may be terminated at any time.



(2) Each Asset Allocation Portfolio of The Prudential Series Fund invests in a combination of underlying portfolios of The Prudential Series Fund. The Total Expenses and Total Expenses After Expense Reimbursement for each Asset Allocation Portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments Fund Management LLC.


(3) JANUS ASPEN SERIES GROWTH PORTFOLIO -- SERVICE SHARES:

Table reflects expenses based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee. All expenses are shown without the effect of any offset arrangements.


NOTE 4: We impose this charge only if you choose the Earnings Appreciator supplemental death benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a guaranteed minimum death benefit option (0.20% if you have not selected a guaranteed minimum death benefit option). We deduct this charge annually. We also deduct this charge if you make a full withdrawal or enter the income phase of your contract, or if a death benefit is payable, but prorate the fee to reflect a partial rather than full year. If you make a partial withdrawal, we will deduct the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not deduct the fee at that time. The fee is also calculated when you make any purchase payment or withdrawal but we do not deduct it until the next deduction date.

ANNUAL MUTUAL FUND EXPENSES (AFTER REIMBURSEMENT, IF ANY):
AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------


                                                                                                         TOTAL EXPENSES AFTER
                                                     INVESTMENT         OTHER                                   EXPENSE
                                                    ADVISORY FEES     EXPENSES      TOTAL EXPENSES          REIMBURSEMENT*
     THE PRUDENTIAL SERIES FUND(1)
---------------------------------------------
  Prudential Global Portfolio                           0.75%           0.10%            0.85%                   0.85%
  Prudential Jennison Portfolio                         0.60%           0.04%            0.64%                   0.64%
  Prudential Money Market Portfolio                     0.40%           0.04%            0.44%                   0.44%
  Prudential Stock Index Portfolio                      0.35%           0.04%            0.39%                   0.39%
  SP Aggressive Growth Asset Allocation Portfolio(2)    0.84%           0.40%            1.24%                   1.04%
  SP AIM Aggressive Growth Portfolio                    0.95%           1.29%            2.24%                   1.07%
  SP AIM Growth and Income Portfolio                    0.85%           0.87%            1.72%                   1.00%
  SP Alliance Large Cap Growth Portfolio                0.90%           0.37%            1.27%                   1.10%
  SP Alliance Technology Portfolio                      1.15%           0.65%            1.80%                   1.30%
  SP Balanced Asset Allocation Portfolio(2)             0.75%           0.33%            1.08%                   0.92%
  SP Conservative Asset Allocation Portfolio(2)         0.71%           0.30%            1.01%                   0.87%
  SP Davis Value Portfolio                              0.75%           0.18%            0.93%                   0.83%
  SP Deutsche International Equity Portfolio            0.90%           0.72%            1.62%                   1.10%
  SP Growth Asset Allocation Portfolio(2)               0.80%           0.35%            1.15%                   0.97%
  SP INVESCO Small Company Growth Portfolio             0.95%           1.08%            2.03%                   1.15%
  SP Jennison International Growth Portfolio            0.85%           0.45%            1.30%                   1.24%
  SP Large Cap Value Portfolio                          0.80%           1.00%            1.80%                   0.90%
  SP MFS Capital Opportunities Portfolio                0.75%           0.96%            1.71%                   1.00%
  SP MFS Mid-Cap Growth Portfolio                       0.80%           0.63%            1.43%                   1.00%
  SP PIMCO High Yield Portfolio                         0.60%           0.44%            1.04%                   0.82%
  SP PIMCO Total Return Portfolio                       0.60%           0.26%            0.86%                   0.76%
  SP Prudential U.S. Emerging Growth Portfolio          0.60%           0.47%            1.07%                   0.90%
  SP Small/Mid Cap Value Portfolio                      0.90%           0.51%            1.41%                   1.05%
  SP Strategic Partners Focused Growth Portfolio        0.90%           0.85%            1.75%                   1.01%


                                            INVESTMENT
                                             ADVISORY       12b-1      OTHER
                                               FEES        FEE(2)    EXPENSES      TOTAL EXPENSES
              JANUS ASPEN SERIES(3)
       -------------------------------------
           Growth Portfolio--Service Shares     0.65%       0.25%      0.02%            0.92%

* Reflects fee waivers and reimbursement of expenses, if any. See notes on previous page.

The "Expense Examples" on the following pages are calculated using the figures in the "Total Actual Expenses After Expense Reimbursement" column in the above table.

                       This page intentionally left blank

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES WILL HELP YOU COMPARE THE FEES AND EXPENSES OF THE DIFFERENT VARIABLE INVESTMENT OPTIONS OFFERED BY STRATEGIC PARTNERS ANNUITY ONE. YOU CAN ALSO USE THE EXAMPLES TO COMPARE THE COST OF STRATEGIC PARTNERS ANNUITY ONE WITH OTHER VARIABLE ANNUITY CONTRACTS.


Example 1a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract Without Credit;

-  You do not choose the Guaranteed Minimum Death Benefit Option;

- You allocate all of your assets to only one of the variable investment options;

-  The investment has a 5% return each year;

-  The mutual fund's operating expenses remain the same each year; and


-  You withdraw all your assets at the end of the indicated period.



Example 1b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets


This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.


Example 2a: Contract Without Credit: Guaranteed Minimum Death Benefit Option; Earnings Appreciator; and You Withdraw All Your Assets


This example assumes that:

-  You invest $10,000 in the Contract Without Credit;

-  You choose the Guaranteed Minimum Death Benefit Option;


-  You choose the Earnings Appreciator


- You allocate all of your assets to only one of the variable investment options;

-  The investment has a 5% return each year;

-  The mutual fund's operating expenses remain the same each year; and


-  You withdraw all your assets at the end of the indicated period.

Example 2b: Contract Without Credit: Guaranteed Minimum Death Benefit Option; Earnings Appreciator; and You Do Not Withdraw Your Assets


This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.


Example 3a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets


This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract With Credit.


Example 3b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets


This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract With Credit


Example 4a: Contract With Credit: Guaranteed Minimum Death Benefit Option; Earnings Appreciator; and You Withdraw All Your Assets


This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract With Credit.


Example 4b: Contract With Credit: Guaranteed Minimum Death Benefit Option; Earnings Appreciator; and You Do Not Withdraw Your Assets


This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract With Credit.

Your actual costs may be higher or lower, but examples of what your costs would be based on these assumptions appear on the following page.

NOTES FOR EXPENSE EXAMPLES:


THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER.

These examples assume that the current expense reimbursements remain in effect during the life of the contract. If the expense reimbursements terminated, expenses could increase.

The values shown in the 10 year column are the same for Example 1a and Example 1b, the same for Example 2a and 2b, the same for Example 3a and 3b, and the same for Example 4a and 4b. This is because if 10 years have elapsed since your last purchase payment, we would no longer deduct withdrawal charges when you make a withdrawal or begin the income phase of your contract.

If your contract value is less than $50,000 on your contract anniversary (or upon a full withdrawal), we deduct $30 or, if your contract value is less than $1,500, a lower amount equal to 2% of your contract value. The examples use an average annual contract fee, which we calculated based on our estimate of the total contract fees we expect to collect in the initial year of this contract. Based on these estimates, the annual contract fee is included as an annual charge of 0.05% of contract value.

Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.

CONTRACT WITHOUT CREDIT:
BASE DEATH BENEFIT


                                                          EXAMPLE 1a:                       EXAMPLE 1b:
                                                          IF YOU WITHDRAW YOUR ASSETS       IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                        ----------------------------------------------------------------------
                                                            1 YR    3 YRS    5 YRS  10 YRS   1 YR     3 YRS   5 YRS    10 YRS
THE PRUDENTIAL SERIES FUND
--------------------------
         Prudential Global Portfolio                       $ 863   $ 1168   $ 1500  $ 2636  $ 233    $ 718   $ 1230    $ 2636
         Prudential Jennison Portfolio                     $ 842   $ 1105   $ 1394  $ 2421  $ 212    $ 655   $ 1214    $ 2421
         Prudential Money Market Portfolio                 $ 822   $ 1044   $ 1291  $ 2212  $ 192    $ 594   $ 1021    $ 2212
         Prudential Stock Index Portfolio                  $ 817   $ 1029   $ 1265  $ 2159  $ 187    $ 579   $  995    $ 2159
         SP Aggressive Growth Asset Allocation Portfolio   $ 882   $ 1226   $ 1596  $ 2826  $ 252    $ 776   $ 1326    $ 2826
         SP AIM Aggressive Growth Portfolio                $ 885   $ 1235   $ 1610  $ 2856  $ 255    $ 785   $ 1340    $ 2856
         SP AIM Growth and Income Portfolio                $ 878   $ 1214   $ 1576  $ 2786  $ 248    $ 764   $ 1306    $ 2786
         SP Alliance Large Cap Growth Portfolio            $ 888   $ 1243   $ 1625  $ 2885  $ 258    $ 793   $ 1355    $ 2885
         SP Alliance Technology Portfolio                  $ 908   $ 1303   $ 1724  $ 3080  $ 278    $ 853   $ 1454    $ 3080
         SP Balanced Asset Allocation Portfolio            $ 870   $ 1189   $ 1535  $ 2706  $ 240    $ 739   $ 1265    $ 2706
         SP Conservative Asset Allocation Portfolio        $ 865   $ 1174   $ 1510  $ 2656  $ 235    $ 724   $ 1240    $ 2656
         SP Davis Value Portfolio                          $ 861   $ 1162   $ 1490  $ 2615  $ 231    $ 712   $ 1220    $ 2615
         SP Deutsche International Equity Portfolio        $ 888   $ 1243   $ 1625  $ 2885  $ 258    $ 793   $ 1355    $ 2885
         SP Growth Asset Allocation Portfolio              $ 875   $ 1205   $ 1561  $ 2756  $ 245    $ 755   $ 1291    $ 2756
         SP INVESCO Small Company Growth Portfolio         $ 893   $ 1258   $ 1650  $ 2934  $ 263    $ 808   $ 1380    $ 2934
         SP Jennison International Growth Portfolio        $ 902   $ 1285   $ 1695  $ 3022  $ 272    $ 835   $ 1425    $ 3022
         SP Large Cap Value Portfolio                      $ 868   $ 1183   $ 1525  $ 2686  $ 238    $ 733   $ 1255    $ 2686
         SP MFS Capital Opportunities Portfolio            $ 878   $ 1214   $ 1576  $ 2786  $ 248    $ 764   $ 1306    $ 2786
         SP MFS Mid-Cap Growth Portfolio                   $ 878   $ 1214   $ 1576  $ 2786  $ 248    $ 764   $ 1306    $ 2786
         SP PIMCO High Yield Portfolio                     $ 860   $ 1159   $ 1485  $ 2605  $ 230    $ 709   $ 1215    $ 2605
         SP PIMCO Total Return Portfolio                   $ 854   $ 1141   $ 1455  $ 2544  $ 224    $ 691   $ 1185    $ 2544
         SP Prudential U.S. Emerging Growth Portfolio      $ 868   $ 1183   $ 1525  $ 2686  $ 238    $ 733   $ 1255    $ 2686
         SP Small/Mid Cap Value Portfolio                  $ 883   $ 1229   $ 1601  $ 2836  $ 253    $ 779   $ 1331    $ 2836
         SP Strategic Partners Focused Growth Portfolio    $ 879   $ 1217   $ 1581  $ 2796  $ 249    $ 767   $ 1311    $ 2796

JANUS ASPEN SERIES                                                                                                     ------
------------------
         Growth Portfolio--Service Shares                  $ 870   $ 1189   $ 1535  $ 2706  $ 240    $ 739   $ 1265    $ 2706


These examples do not show past or future expenses. Actual expenses may be higher or lower.

CONTRACT WITHOUT CREDIT: GUARANTEED MINIMUM
DEATH BENEFIT OPTION; EARNINGS APPRECIATOR



                                                            EXAMPLE 2a:                        EXAMPLE 2b:
                                                            IF YOU WITHDRAW YOUR ASSETS        IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                            ---------------------------------------------------------------------
                                                            1 YR    3 YRS    5 YRS   10 YRS    1 YR   3 YRS  5 YRS   10 YRS
THE PRUDENTIAL SERIES FUND
--------------------------
         Prudential Global Portfolio                        $883    $1229    $1601    $2836    $253   $779   $1331    $2836
         Prudential Jennison Portfolio                      $862    $1165    $1495    $2626    $232   $715   $1225    $2626
         Prudential Money Market Portfolio                  $842    $1105    $1394    $2421    $212   $655   $1124    $2421
         Prudential Stock Index Portfolio                   $837    $1090    $1368    $2369    $207   $640   $1098    $2369
         SP Aggressive Growth Asset Allocation Portfolio    $902    $1285    $1695    $3022    $272   $835   $1425    $3022
         SP AIM Aggressive Growth Portfolio                 $905    $1294    $1710    $3051    $275   $844   $1440    $3051
         SP AIM Growth and Income Portfolio                 $898    $1273    $1675    $2983    $268   $823   $1405    $2983
         SP Alliance Large Cap Growth Portfolio             $908    $1303    $1724    $3080    $278   $853   $1454    $3080
         SP Alliance Technology Portfolio                   $928    $1363    $1822    $3271    $298   $913   $1552    $3271
         SP Balanced Asset Allocation Portfolio             $890    $1249    $1635    $2905    $260   $799   $1365    $2905
         SP Conservative Asset Allocation Portfolio         $855    $1235    $1610    $2856    $255   $785   $1340    $2856
         SP Davis Value Portfolio                           $881    $1223    $1591    $2816    $251   $773   $1321    $2816
         SP Deutsche International Equity Portfolio         $908    $1303    $1724    $3080    $278   $853   $1454    $3080
         SP Growth Asset Allocation Portfolio               $895    $1264    $1660    $2954    $265   $814   $1390    $2954
         SP INVESCO Small Company Growth Portfolio          $913    $1318    $1749    $3128    $283   $868   $1479    $3128
         SP Jennison International Growth Portfolio         $922    $1345    $1793    $3214    $292   $895   $1523    $3214
         SP Large Cap Value Portfolio                       $888    $1243    $1625    $2885    $258   $793   $1355    $2885
         SP MFS Capital Opportunities Portfolio             $898    $1273    $1675    $2983    $268   $823   $1405    $2983
         SP MFS Mid-Cap Growth Portfolio                    $898    $1273    $1675    $2983    $268   $823   $1405    $2983
         SP PIMCO High Yield Portfolio                      $880    $1220    $1586    $2806    $250   $770   $1316    $2806
         SP PIMCO Total Return Portfolio                    $874    $1201    $1724    $3080    $244   $751   $1285    $2746
         SP Prudential U.S. Emerging Growth Portfolio       $888    $1243    $1625    $2885    $258   $793   $1355    $2885
         SP Small/Mid Cap Value Portfolio                   $903    $1288    $1700    $3032    $273   $838   $1430    $3032
         SP Strategic Partners Focused Growth Portfolio     $899    $1276    $1680    $2993    $269   $826   $1410    $2993


JANUS ASPEN SERIES
------------------
         Growth Portfolio--Service Shares                   $890    $1249    $1635    $2905    $260   $799   $1365    $2905


These examples do not show past or future expenses. Actual expenses may be higher or lower.

CONTRACT WITH CREDIT:
BASE DEATH BENEFIT


                                                       EXAMPLE 3a:                        EXAMPLE 3b:
                                                       IF YOU WITHDRAW YOUR ASSETS        IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                     -----------------------------------------------------------------------
                                                        1 YR     3 YRS   5 YRS   10 YRS    1 YR    3 YRS    5 YRS     10 YRS
THE PRUDENTIAL SERIES FUND
--------------------------
         Prudential Global Portfolio                   $ 1272   $ 1703  $ 1977   $ 2741   $ 242   $ 747    $ 1279     $ 2741
         Prudential Jennison Portfolio                 $ 1251   $ 1637  $ 1867   $ 2518   $ 221   $ 681    $ 1169     $ 2518
         Prudential Money Market Portfolio             $ 1230   $ 1573  $ 1760   $ 2300   $ 200   $ 618    $ 1062     $ 2300
         Prudential Stock Index Portfolio              $ 1224   $ 1557  $ 1733   $ 2245   $ 194   $ 602    $ 1035     $ 2245
         SP Aggressive Growth Asset Allocation
           Portfolio                                   $ 1292   $ 1762  $ 2077   $ 2939   $ 262   $ 807    $ 1379     $ 2939
         SP AIM Aggressive Growth Portfolio            $ 1295   $ 1771  $ 2092   $ 2970   $ 265   $ 816    $ 1394     $ 2970
         SP AIM Growth and Income Portfolio            $ 1288   $ 1750  $ 2056   $ 2898   $ 258   $ 794    $ 1358     $ 2898
         SP Alliance Large Cap Growth Portfolio        $ 1298   $ 1781  $ 2108   $ 3001   $ 268   $ 825    $ 1410     $ 3001
         SP Alliance Technology Portfolio              $ 1319   $ 1843  $ 2211   $ 3203   $ 289   $ 887    $ 1513     $ 3203
         SP Balanced Asset Allocation Portfolio        $ 1280   $ 1725  $ 2014   $ 2814   $ 250   $ 769    $ 1316     $ 2814
         SP Conservative Asset Allocation Portfolio    $ 1275   $ 1709  $ 1988   $ 2762   $ 245   $ 753    $ 1290     $ 2762
         SP Davis Value Portfolio                      $ 1270   $ 1696  $ 1967   $ 2720   $ 240   $ 741    $ 1269     $ 2720
         SP Deutsche International Equity Portfolio    $ 1298   $ 1781  $ 2108   $ 3001   $ 268   $ 825    $ 1410     $ 3001
         SP Growth Asset Allocation Portfolio          $ 1285   $ 1740  $ 2040   $ 2867   $ 255   $ 785    $ 1342     $ 2867
         SP INVESCO Small Company Growth Portfolio     $ 1304   $ 1796  $ 2133   $ 3052   $ 274   $ 841    $ 1435     $ 3052
         SP Jennison International Growth Portfolio    $ 1313   $ 1824  $ 2180   $ 3143   $ 283   $ 869    $ 1482     $ 3143
         SP Large Cap Value Portfolio                  $ 1278   $ 1718  $ 2004   $ 2794   $ 248   $ 763    $ 1306     $ 2794
         SP MFS Capital Opportunities Portfolio        $ 1288   $ 1750  $ 2056   $ 2898   $ 258   $ 794    $ 1358     $ 2898
         SP MFS Mid-Cap Growth Portfolio               $ 1288   $ 1750  $ 2056   $ 2898   $ 258   $ 794    $ 1358     $ 2898
         SP PIMCO High Yield Portfolio                 $ 1269   $ 1693  $ 1962   $ 2709   $ 239   $ 738    $ 1264     $ 2709
         SP PIMCO Total Return Portfolio               $ 1263   $ 1674  $ 1930   $ 2646   $ 233   $ 719    $ 1232     $ 2646
         SP Prudential U.S. Emerging Growth
           Portfolio                                   $ 1278   $ 1718  $ 2004   $ 2794   $ 248   $ 763    $ 1306     $ 2794
         SP Small/Mid Cap Value Portfolio              $ 1293   $ 1765  $ 2082   $ 2949   $ 263   $ 810    $ 1384     $ 2949
         SP Strategic Partners Focused Growth
           Portfolio                                   $ 1289   $ 1753  $ 2061   $ 2908   $ 259   $ 797    $ 1363     $ 2908

JANUS ASPEN SERIES
------------------
         Growth Portfolio--Service Shares              $ 1280   $ 1725  $ 2014   $ 2814   $ 250   $ 769    $ 1316     $ 2814


These examples do not show past or future expenses. Actual expenses may be higher or lower.

CONTRACT WITH CREDIT: GUARANTEED MINIMUM
DEATH BENEFIT OPTION; EARNINGS APPRECIATOR



                                                     EXAMPLE 4a:                           EXAMPLE 4b:
                                                     IF YOU WITHDRAW YOUR ASSETS           IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                   --------------------------------------------------------------------------
                                                     1 YR     3 YRS   5 YRS   10 YRS       1 YR    3 YRS   5 YRS  10 YRS
THE PRUDENTIAL SERIES FUND
--------------------------
         Prudential Global Portfolio                 $1293    $1765   $2082    $2949       $263    $810    $1384   $2949
         Prudential Jennison Portfolio               $1271    $1700   $1972    $2731       $241    $744    $1274   $2731
         Prudential Money Market Portfolio           $1251    $1637   $1867    $2518       $221    $681    $1169   $2518
         Prudential Stock Index Portfolio            $1245    $1621   $1840    $2504       $215    $665    $1142   $2464
         SP Aggressive Growth Asset Allocation       $1313    $1824   $2180    $3183       $283    $869    $1482   $3143
           Portfolio
         SP AIM Aggressive Growth Portfolio          $1316    $1834   $2195    $3213       $286    $878    $1497   $3173
         SP AIM Growth and Income Portfolio          $1309    $1812   $2159    $3143       $279    $856    $1461   $3130
         SP Alliance Large Cap Growth Portfolio      $1319    $1843   $2211    $3243       $289    $887    $1513   $3203
         SP Alliance Technology Portfolio            $1340    $1905   $2313    $3442       $310    $949    $1615   $3402
         SP Balanced Asset Allocation Portfolio      $1301    $1787   $2118    $3061       $271    $831    $1420   $3021
         SP Conservative Asset Allocation Portfolio  $1295    $1771   $2092    $2970       $265    $816    $1394   $2970
         SP Davis Value Portfolio                    $1291    $1759   $2071    $2969       $261    $803    $1373   $2929
         SP Deutsche International Equity Portfolio  $1319    $1843   $2211    $3243       $289    $887    $1513   $3203
         SP Growth Asset Allocation Portfolio        $1306    $1803   $2144    $3112       $283    $869    $1482   $3143
         SP INVESCO Small Company Growth Portfolio   $1324    $1858   $2236    $3293       $294    $903    $1538   $3253
         SP Jennison International Growth Portfolio  $1334    $1886   $2282    $3383       $304    $931    $1584   $3343
         SP Large Cap Value Portfolio                $1298    $1781   $2108    $3041       $268    $825    $1410   $3001
         SP MFS Capital Opportunities Portfolio      $1309    $1812   $2159    $3143       $279    $856    $1461   $3103
         SP MFS Mid-Cap Growth Portfolio             $1309    $1812   $2159    $3143       $279    $856    $1461   $3103
         SP PIMCO High Yield Portfolio               $1290    $1756   $2066    $2958       $260    $800    $1368   $2918
         SP PIMCO Total Return Portfolio             $1284    $1737   $2035    $2896       $254    $782    $1337   $2856
         SP Prudential U.S. Emerging Growth          $1298    $1781   $2108    $3041       $268    $825    $1410   $3001
           Portfolio
         SP Small/Mid Cap Value Portfolio            $1314    $1827   $2185    $3193       $284    $872    $1487   $3153
         SP Strategic Partners Focused Growth        $1310    $1815   $2164    $3153       $280    $859    $1466   $3113
           Portfolio

JANUS ASPEN SERIES
------------------
         Growth Portfolio--Service Shares            $1301    $1787   $2118    $3061       $271    $831    $1420   $3021


These examples do not show past or future expenses. Actual expenses may be higher or lower.

PART II SECTIONS 1--9
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE
VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

    This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract. (If you hold the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contact.)

    There are two versions of Strategic Partners Annuity One.

Contract With Credit. One version of the contract:

- provides for a bonus credit that we add to each purchase payment that you make and that vests over time,

-   has higher withdrawal charges and a longer withdrawal charge period, and

-   has no fixed rate investment options available.

    We call this version the "Contract With Credit."

Contract Without Credit. The other version of the contract:

-   does not provide a credit,

-   has lower withdrawal charges and a shorter withdrawal charge period, and

- offers two fixed rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

    We call this version the "Contract Without Credit."

    Unless we state otherwise, when we use the word contract, it applies to both versions.

    You may prefer the Contract With Credit if:

- You anticipate that you will not need to withdraw purchase payments any earlier than four to seven years after making them, AND

- You do not wish to allocate purchase payments to the fixed interest rate options.

    If you wish to have the option of allocating part of your contract value to the fixed interest rate options, you may prefer the Contract Without Credit.

    Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment earlier than four to seven contract anniversaries after making that purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Annuity One if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

    Strategic Partners Annuity One is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among 25 variable investment options and, if you choose the Contract Without Credit, two guaranteed fixed interest rate options as well. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual funds associated with those variable investment options. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

    As mentioned above, if you choose the Contract Without Credit, two guaranteed fixed interest rate options are available:

- The one-year fixed rate option offers an interest rate that is guaranteed by us for one year and will always be at least 3% per year.

- The dollar cost averaging fixed rate option offers an interest rate that is guaranteed by us for a selected period during which periodic transfers are made to selected variable investment options.

    As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long the annuity payments will continue once the annuity phase begins. On and after the annuity date, the annuitant is the owner and may not be changed.

    The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us. Your request becomes effective when we approve it. The beneficiary becomes the owner when a death benefit is payable.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Strategic Partners Annuity One, you may cancel your contract within 10 days after receiving it. You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive the amount your contract is worth as of the day your request is mailed to us, plus any fees or charges we have deducted. This amount may be more or less than your original payment. If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value.

2:
WHAT INVESTMENT OPTIONS
CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF 25 VARIABLE INVESTMENT OPTIONS.

The 25 variable investment options invest in mutual funds managed by leading investment advisers. Separate prospectuses for these funds are attached to this prospectus. You should read a mutual fund's prospectus before you decide to allocate your assets to the variable investment option using that fund.

VARIABLE INVESTMENT OPTIONS

Listed below are the mutual funds in which the variable investment options invest. Each variable investment option has a separate investment objective.

THE PRUDENTIAL SERIES FUND

-   Prudential Global Portfolio

-   Prudential Jennison Portfolio (domestic equity)

-   Prudential Money Market Portfolio

-   Prudential Stock Index Portfolio

-   SP Aggressive Growth Asset Allocation Portfolio

-   SP AIM Aggressive Growth Portfolio

-   SP AIM Growth and Income Portfolio

-   SP Alliance Large Cap Growth Portfolio

-   SP Alliance Technology Portfolio

-   SP Balanced Asset Allocation Portfolio

-   SP Conservative Asset Allocation Portfolio

-   SP Davis Value Portfolio

-   SP Deutsche International Equity Portfolio

-   SP Growth Asset Allocation Portfolio

-   SP INVESCO Small Company Growth Portfolio

-   SP Jennison International Growth Portfolio

-   SP Large Cap Value Portfolio

-   SP MFS Capital Opportunities Portfolio


-   SP MFS Mid-Cap Growth Portfolio


-   SP PIMCO High Yield Portfolio

-   SP PIMCO Total Return Portfolio

-   SP Prudential U.S. Emerging Growth Portfolio

-   SP Small/Mid Cap Value Portfolio

-   SP Strategic Partners Focused Growth Portfolio


The Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Money Market Portfolio, and Prudential Stock Index Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by a subsidiary of Prudential called Prudential Investments Fund Management LLC (PIFM). The portfolios listed below have subadvisers, which are listed below and which have day-to-day responsibility for managing the portfolio, subject to the oversight of PIFM.



Prudential Money Market Portfolio and Prudential Stock Index Portfolio:
Prudential Investment Management, Inc.



Prudential Global Portfolio, Prudential Jennison Portfolio, SP Jennison International Growth Portfolio, and SP Prudential U.S. Emerging Growth
Portfolio: Jennison Associates LLC



SP Strategic Partners Focused Growth Portfolio: Jennison Associates LLC and Alliance Capital Management L.P.



SP AIM Aggressive Growth Portfolio and SP AIM Growth and Income Portfolio: A I M Capital Management, Inc.


SP Alliance Large Cap Growth Portfolio and SP Alliance Technology Portfolio:
Alliance Capital Management L.P.


SP Davis Value Portfolio: Davis Selected Advisers, L.P.



SP Deutsche International Equity Portfolio: Deutsche Asset Management Inc., a wholly-owned subsidiary of Deutsche Bank AG


SP INVESCO Small Company Growth Portfolio: INVESCO Funds Group, INC.


SP Large Cap Value Portfolio and SP Small/Mid Cap Value Portfolio: Fidelity Management and Research Company



SP MFS Capital Opportunities Portfolio and SP MFS Mid-Cap Growth Portfolio:
Massachusetts Financial Services Company


SP PIMCO High Yield Portfolio and SP PIMCO Total Return Portfolio: Pacific Investment Management Company

JANUS ASPEN SERIES

-  Growth Portfolio -- Service Shares

Janus Capital Corporation serves as investment adviser to the Growth Portfolio--Service Shares of Janus Aspen Series.

FIXED INTEREST RATE OPTIONS

If you choose the Contract Without Credit, we offer two fixed interest rate options:

-   a one-year fixed rate option, and

-   a dollar cost averaging fixed rate option ("DCA Fixed Rate Option").

    We set a one year guaranteed annual interest rate that is always available for the one-year fixed rate option. For the DCA Fixed Rate Option, the interest rate is guaranteed for the applicable period of time for which transfers are made. Neither fixed interest rate option is available if you choose the Contract With Credit.

    When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, the minimum rate will never be less than 3%.


    With the Contract Without Credit, you may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option.



    If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $5,000. Purchase payments of less than $5,000 may not be allocated to the DCA Fixed Rate Option. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payments allocated to the DCA Fixed Rate Option transferred to the selected variable investment options in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options, but the minimum amount of a purchase payment that may be allocated to one or the other is $5,000. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.) If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the variable investment options into which the DCA Fixed Rate Option assets are transferred. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.


    If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

    By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

TRANSFERS AMONG OPTIONS


You can transfer money among the variable investment options and, if you have chosen the Contract Without Credit, the fixed interest rate options as well. You may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center (electronic transfer capability will become available during 2001). You may make up to two telephone and electronic transfer requests per month. You must make any additional transfer requests during that month in writing with an original signature. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which we receive it. Our business day generally closes at 4:00 p.m. Eastern time, and requests received after that time will take effect at the end of the next business day.


    YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST-RATE OPTION, OTHER THAN THE DCA OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

    During the contract accumulation phase, you can make up to 12 transfers each contract year without charge. We will charge you $25 for each transfer after the twelfth in a contract year. (Dollar Cost Averaging and Auto-Rebalancing transfers are always free, and do not count toward the 12 free transfers per year.)




OTHER AVAILABLE FEATURES

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option and into one or more other variable investment options. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

    Each dollar cost averaging transfer must be at least $100. Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. If the remaining amount to be transferred drops below $100, the entire remaining balance will be transferred on the next transfer date. You can allocate additional amounts to be transferred at any time.

    Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

    Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase.

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. We will prepare your asset allocation based on your answers to the questionnaire. We will not charge you for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING

Once you have allocated your money among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation or to change allocations by selecting the Auto-Rebalancing feature. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

    You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.


    Any transfers that occur as a result of the Auto-Rebalancing feature do not count toward the 12 free transfers you are allowed per year. The auto-rebalancing feature is available only during the contract accumulation phase. If you choose auto-balancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.


VOTING RIGHTS


We are the legal owner of the shares of the mutual funds available as variable investment options. However, we currently vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a form that you can complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own, in the same proportion as shares for which we do receive instructions from contract owners. We may change the way your voting instructions are calculated if federal or state law requires or permits it.


SUBSTITUTION

We may substitute one or more of the mutual funds used by the variable investment options. We would not do this without the approval of the Securities and Exchange Commission and applicable state insurance departments. We would give you specific notice in advance of any substitution we intended to make. We may also stop allowing investments in existing funds.

3:
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE
INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------


We can begin making annuity payments any time after the first contract anniversary. Annuity payments must begin no later than the annuitant's 90th birthday (unless we agree to another date).



We make the income plans described below at any time before the annuity date. We call these plans "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that you no longer invest in the variable investment options--that is, in the underlying mutual funds--on or after the annuity date. If another annuity option is not selected by the annuity date, you will automatically select the Life Income Annuity Option (Option 2, described below) unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS.


OPTION 1

ANNUITY PAYMENTS FOR A FIXED PERIOD


Under this option, we will make equal payments for the period chosen, from five years to 25 years. We will make these payments monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, we will continue payments to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. We calculate the amount of the lump sum payment as the present value of the unpaid future payments based upon the interest rate used to compute the actual payments. That interest rate will always be at least 3% a year.


OPTION 2

LIFE INCOME ANNUITY OPTION


Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years' worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum, unless we were specifically instructed to continue to pay the remaining monthly annuity payments. We calculate the present value of the remaining annuity payments using the interest rate used to compute the amount of the original 120 payments. That interest rate will always be at least 3% a year. If an annuity option is not selected by the annuity date, you will automatically select this option.


OTHER ANNUITY OPTIONS


We currently offer a variety of other annuity options. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options then offered.


    Applicable state law may limit some of these options.

    If you have purchased the Contract With Credit, we will take back any credits that have not vested when you begin the income phase. See "Credits," on page 35.

4:
WHAT IS THE
DEATH BENEFIT?
--------------------------------------------------------------------------------

THE DEATH BENEFIT FEATURE PROTECTS THE VALUE OF THE CONTRACT FOR THE
BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time the contract is issued, unless you change it at a later date. Unless you name an irrevocable beneficiary, during the accumulation period you can change the beneficiary at any time before the owner dies.

CALCULATION OF THE DEATH BENEFIT

If the owner dies during the accumulation phase, we will, upon receiving appropriate proof of death, pay a death benefit to the beneficiary designated by the owner. If death is prior to age 80, the beneficiary will receive the greater of the following:

1) The current value of your contract (as of the time we receive appropriate proof of death). If you have purchased the Contract With Credit, we will first deduct any non-vested credit corresponding to a purchase payment made later than one year prior to death.

2) Either the base death benefit or, if you have chosen it, the guaranteed minimum death benefit's protected value.





The protected value of the guaranteed minimum death benefit equals the "step-up value." The step-up value equals the highest value of the contract on any contract anniversary date--that is, on each contract anniversary, the new step-up value becomes the higher of the previous step-up value and the current contract value. Between anniversary dates, the step-up value is only increased by additional purchase payments and reduced proportionally by the effect of withdrawals on your contract value.


    If you have chosen the base death benefit and death occurs on or after age 80, we will still calculate the death benefit as described above. If you have chosen the guaranteed minimum death benefit option and death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current contract value as of the date that due proof of death is received, and 2) the protected value of that death benefit as of age 80, reduced proportionally by any withdrawals. For this purpose, an owner is deemed to reach age 80 on the contract anniversary on or following the owner's actual 80th birthday.


    Here is an example of a proportional reduction of the step-up value:

    If an owner withdrew 50% of a contract valued at $100,000 and if the protected value was $80,000, the new protected value following the withdrawal would be $40,000 or 50% of what it had been prior to the withdrawal.

    Special rules apply if the beneficiary is the spouse of the owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- The contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. If the spouse does wish to receive the death benefit, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the spouse as owner.

If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

    The death benefit payout options are:

    Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

    Choice 2. The payment of the entire death benefit within 5 years of the date of death of the owner.

    Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.


    The tax consequences to the beneficiary vary among the three death benefit payment options. See "What are the Tax Considerations Associated with the Strategic Partners Annuity One Contract?" section beginning on page ______.




EARNINGS APPRECIATOR-SUPPLEMENTAL DEATH BENEFIT



Subject to approval by your state, we now offer the Earnings Appreciator, an optional supplemental death benefit payable upon the death of the owner during the accumulation phase. This benefit is in addition to any other death benefit under your contract.


- An Earnings Appreciator benefit is calculated for each purchase payment you make. Your total Earnings Appreciator benefit is the sum of the Earnings Appreciator benefits for all of your purchase payments.


- If the owner is younger than age 66 on the date the application is signed, the Earnings Appreciator benefit for each purchase payment is 45% of the lesser of:


    - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or
    -   Earnings attributed to that adjusted purchase payment.


- If the owner is age 66 or older (and younger than age 76) on the date the application is signed, the Earnings Appreciator benefit for each purchase payment is 25% of the lesser of:


    - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or
    -   Earnings attributed to that adjusted purchase payment.
-   The following rules apply to the calculation of the benefit:
    - Each "adjusted purchase payment" is the invested purchase payment reduced pro-rata by any subsequent withdrawals. Reduction on a pro-rata basis means that we calculate the percentage of your current contract value being withdrawn and reduce each adjusted purchase payment made prior to the withdrawal by that percentage. For example, if your contract value is $40,000 and you withdraw $10,000, you have withdrawn 25% of your contract value. If you have two adjusted purchase payments prior to the withdrawal ($10,000 and $20,000), each of those adjusted purchase payments would be reduced by 25% (to $7,500 and $15,000). The amount of earnings allocated to each adjusted purchase payment is also reduced by the same percentage. These calculations, therefore, do not depend on the actual investment option from which the withdrawal is made, and they are different calculations than those that apply for other reasons under the contract, such as for the withdrawal charge or for tax purposes.
    - Earnings are periodically allocated to each adjusted purchase payment on a pro-rata basis. We calculate the amount of earnings since the last earnings allocation and we allocate those earnings proportionately among the adjusted purchase payments (based on the amount of each adjusted purchase payment plus the earnings previously allocated to that adjusted purchase payment). For example, if you have two adjusted purchase payments - one with an adjusted purchase payment and allocated earnings of $30,000 and the other with an adjusted purchase payment and allocated earnings of $20,000 (therefore 60% and 40% of the total respectively) -- and your contract has earned $5,000 since the last calculation, 60% of the earnings ($3,000) will be allocated to the first adjusted purchase payment and 40% of the earnings ($2,000) will be allocated to the second adjusted purchase payment. This calculation, therefore, does not apply different rates of return to different purchase payments based the investment options in which the particular purchase payment was invested. When allocating earnings at the time of a death benefit payment, we will first deduct from earnings the amount of any charges deducted and credit recaptured from your contract value at that time.
-   See the Appendix for examples of the benefit calculations.

5:
HOW CAN I PURCHASE A STRATEGIC PARTNERS
ANNUITY ONE CONTRACT?
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

The initial purchase payment is the amount of money you first pay us to purchase the contract. The minimum initial purchase payment is $10,000. With some restrictions, you can make additional purchase payments of $1,000 or more at any time during the accumulation phase. However, no purchase payments may be made on or after the earliest of the 80th birthday of (i) the owner or (ii) the annuitant.


    Currently, the maximum aggregate purchase payments you may make is $7 million. We limit the maximum total purchase payments in any contract year other than the first to $5 million.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable investment options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

    You may change your allocation of future invested purchase payments at any time. Contact the Annuity Service Center for details.

    If you make an additional purchase payment without allocation instructions, we will allocate the invested purchase payment in the same proportion as your most recent purchase payment, unless you directed us in connection with that purchase payment to make that allocation on a one-time-only basis.


    If you purchase the Contract Without Credit, the allocation procedure mentioned above will apply unless that portion designated for the DCA Fixed Rate Option is less than $5000. In that case, we will use your transfer allocation for the DCA Fixed Rate Option as part of your allocation instructions until you direct us otherwise.



    We will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. We will generally credit subsequent purchase payments received in good order after the close of a business day on the following business day.


CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit is allocated to the variable investment options in the same percentages as the purchase payment.

    The credit percentage is currently equal to 4% of each purchase payment. With the approval of the Securities and Exchange Commission, we can change that credit percentage, but we guarantee it will never be less than 3%.

    Each credit is subject to its own vesting schedule, which is shown below. If you make a withdrawal of all or part of a purchase payment, or you begin the income phase of the contract, we will take back the non-vested portion of the credit attributable to that purchase payment. Withdrawals of purchase payments occur on a first-in first-out basis. This credit that we take back is in addition to any withdrawal charges that may apply.

            NUMBER OF CONTRACT ANNIVERSARIES
          SINCE DATE OF EACH PURCHASE PAYMENT     VESTED PERCENTAGE
         ----------------------------------------------------------
                          0                               0%
                          1                              10%
                          2                              20%
                          3                              30%
                          4                              40%
                          5                              50%
                          6                              60%
                          7                             100%

If you exercise your right to cancel the contract, we will take back the entire credit. If we pay a death benefit under the contract, we will take back the non-vested portion of any credit we applied one year prior to the date of death or later.

CALCULATING CONTRACT VALUE

The value of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

    Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option;

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) dividing this amount by the number of outstanding accumulation units.

    When you make a purchase payment, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.


    We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 3.0% a year on that portion of the contract value allocated to the fixed interest-rate options.

6:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC
PARTNERS ANNUITY ONE CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. WE DESCRIBE THESE CHARGES AND EXPENSES BELOW.

INSURANCE AND ADMINISTRATIVE CHARGE

Each day, we make a deduction for the insurance and administrative charge. This charge covers our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a guaranteed minimum death benefit option, the insurance and administrative charge also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for our assumption of the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk portion of the charge is for our assumption of the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs. The guaranteed minimum death benefit risk portion of the charge, if applicable, covers our assumption of the risk that the protected value of the contract will be larger than the base death benefit if the contract owner dies during the accumulation phase.

    If the insurance and administrative charge is not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from this charge. The insurance and administrative charge for your contract cannot be increased. We may use any profits from this charge to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

    We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. The amount of the charge depends on the death benefit option that you choose. The charge is equal to 1.40% on an annual basis if you choose the base death benefit, and 1.60% on an annual basis if you choose the guaranteed minimum death benefit option.



    EARNINGS APPRECIATOR CHARGE



We will impose an additional charge if you choose the Earnings Appreciator supplemental death benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected the guaranteed minimum death benefit option (0.20% if you have not selected the guaranteed minimum death benefit option).


We calculate the charge on each of the following events:
    -   each contract anniversary;
    -   when you begin the income phase of the contract;
    - upon death of the sole or last surviving owner prior to the income phase;
    -   upon a withdrawal; and
    -   upon a subsequent purchase payment.

The fee is based on the contract value at time of calculation and is pro-rated for the portion of the year since the last time the fee was calculated.

The charge is not deducted every time it is calculated. Instead, the charge is deducted, along with any previously calculated but not deducted charge, on each of the following events:
    -   each contract anniversary;
    -   when you begin the income phase of the contract;
    - upon death of the sole or last surviving owner prior to the income phase;
    -   upon a full withdrawal; and
    - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

We withdraw this charge from each investment option in the same proportion that your contract value is allocated to that option. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable charge, we will deduct the charge from the amount we pay you.

The payment of the Earnings Appreciator charge will not reduce the adjusted purchase payments for purposes of calculating subsequent Earnings Appreciator charges. The payment of the Earnings Appreciator charge will be deemed to be made from earnings for purposes of calculating other charges.

As noted above, the charge is calculated and deducted at least once a year on the contract anniversary. In the future, we may calculate and deduct this fee more frequently, such as quarterly.


ANNUAL CONTRACT FEE

Currently, we do not deduct an annual contract fee for administrative expenses while your contract value is $50,000 or more. If your contract value is less than $50,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $30 (or if your contract value is less than $1,500, then a lower amount equal to 2% of your contract value) for administrative expenses. We may increase this charge up to a maximum of $60 per year. Also, we may raise the level of the contract value at which we waive this fee. We will deduct this charge proportionately from each of your contract's investment options.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment was made, and is a percentage, shown below, of the amount withdrawn.

                NUMBER OF CONTRACT
              ANNIVERSARIES SINCE THE
                   DATE OF EACH        CONTRACT WITH CREDIT   CONTRACT WITHOUT CREDIT
                 PURCHASE PAYMENT        WITHDRAWAL CHARGE       WITHDRAWAL CHARGE
             -----------------------   --------------------  ---------------------
                       0                         7%                     7%
                       1                         7%                     6%
                       2                         7%                     5%
                       3                         6%                     4%
                       4                         5%                     3%
                       5                         4%                     2%
                       6                         3%                     1%
                       7                         2%                     0%
                       8                         1%                     0%
                       9                         0%                     0%

    If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the following contract anniversary will apply.
    If you request a withdrawal, we will:

- deduct an amount from the contract value that is sufficient to pay the withdrawal charge,

- if you have chosen the Contract With Credit, take back any credit that has not vested under the vesting schedule, and

-   provide you with the amount requested.

    If you request a full withdrawal, we will provide you with the full amount of the contract value after making these deductions.

Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories - payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. When you make a withdrawal, we will first deduct the amount of the withdrawal from purchase payments no longer subject to a withdrawal charge, and then from the available charge-free amount, and will consider purchase payments to be paid out on a first-in, first out basis. Withdrawals in excess of the charge-free amount will come first from purchase payments, also on a first-in, first-out basis, and will be subject to withdrawal charges, if applicable, even if earnings are available on the date of the withdrawal. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

    We will take back any credits that have not vested under the vesting schedule. If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

    Withdrawal charges will never be greater than permitted by applicable law.

TAXES ATTRIBUTABLE TO PREMIUM

There are federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. Some of these taxes are due when the contract is issued, others are due when the annuity payments begin. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax, the current rates range up to 3.5%. New York does not, however, currently charge premium taxes, it is also our current practice not to deduct a charge for the federal deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.


TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract, which is the contract date. If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made proportionately from all the investment options involved in the transfer.

COMPANY TAXES
                                       39

We will pay the taxes on the earnings of the separate account. We do not currently charge you for these taxes. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

7:
HOW CAN I
ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

- MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR
- CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract , minus any applicable fees and, if you have purchased the Contract With Credit, after we have taken back any credits that have not yet vested. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

    Unless you tell us otherwise, we will take any partial withdrawal proportionately from all of the variable investment options in which you have invested. For a partial withdrawal, we will deduct any applicable fees and, if you have purchased the Contract With Credit, take back any credit corresponding to the purchase payments you are withdrawing, from the assets in your contract. The minimum amount you may withdraw is $250. If, after a withdrawal, your contract value is less than $2,000, we have the right to end your contract.

    We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order.

    INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS AND THE TAX DISCUSSION IN THE STATEMENT OF ADDITIONAL INFORMATION.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make is $100.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS AND THE TAX DISCUSSION IN THE STATEMENT OF ADDITIONAL INFORMATION.


SUSPENSION OF PAYMENTS OR TRANSFERS

The Securities and Exchange Commission may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-   Trading on the New York Stock Exchange is restricted;


- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the mutual funds are not feasible or we cannot reasonably value the accumulation units; or


- The Securities and Exchange Commission, by order, permits suspension or postponement of payments for the protection of owners.

    We expect to pay the amount of any withdrawal or transfer made from the fixed interest rate options promptly upon request.

8:
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC
PARTNERS ANNUITY ONE CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Strategic Partners Annuity One contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. You should consult with a qualified tax adviser for complete information and advice.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

    Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.





Subject to approval by your state, we offer an optional supplemental death benefit called the Earnings Appreciator. Although we believe this benefit is an investment protection feature that should have no adverse tax consequences, it is possible that the Internal Revenue Service could take a contrary position and assert that some or all of the Earnings Appreciator charges should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

If the Internal Revenue Service determines that the deductions for one or more benefits under the contract, including without limitation the GMDB and the Earnings Appreciator supplemental death benefit, are taxable withdrawals, then the owner may revoke the affected benefit(s) within 90 days after notice from us.


TAXES ON WITHDRAWALS AND SURRENDER


If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.



    If you assign or pledge all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, that election will be treated, for tax purposes, as surrendering your contract.



    If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.



    It is our position that the guaranteed minimum death benefit and the other contract benefits are an integral part of the annuity contract and accordingly that the charges made against the annuity contract's cash value for the benefit should not be treated as distributions subject to income tax. It is possible, however, that the Internal Revenue Service could take the position that such charges should be treated as distributions.



TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

    After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Interest Payment Option (Option 3) all gain in the annuity will be taxable as of the annuity date.



TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS



Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:


-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity;

TAXES PAYABLE BY BENEFICIARIES


All of the death benefit options are subject to income tax to the extent the distribution exceeds the adjusted basis in the contract, and the full value of the death benefit is included in the owner's estate. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.



Tax consequences to the beneficiary vary among the death benefit payment options



   -  Choice 1: the beneficiary is taxed on earnings in the contract



   -  Choice 2: the beneficiary is taxed as amounts are withdrawn
      (In this case earnings are treated as being distributed first).



   - Choice 3: the beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).


WITHHOLDING OF TAX FROM DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to tax withholding. You may generally choose not to have tax withheld from your payments. You must make that choice on the appropriate forms that we provide.

ANNUITY QUALIFICATION

    DIVERSIFICATION AND INVESTOR CONTROL In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that we, and not you as the contract-owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.

    REQUIRED DISTRIBUTIONS UPON YOUR DEATH Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

    If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

    If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person.

    If any portion of the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

    CHANGES IN THE CONTRACT We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

-   You are a nonresident alien.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

-   You wish additional information on withholding taxes.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans. Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a), 408(b) and 408A of the Tax Code. This description assumes that you have satisfied the requirements for eligibility for these products.

    YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

    IRAS If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" on page 48 contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount credited under the contract, calculated as of the date that we receive this cancellation notice, if greater).


    Contributions Limits/Rollovers: Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution you may make to an IRA (which is generally $2,000/year). The "rollover" rules under the Tax Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not be able subsequently to "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan or TDA (although you may be able to transfer the funds to another
IRA).


    Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-   Your rights as owner are non-forfeitable;

- You cannot sell, assign or pledge the contract, other than to Pruco Life of New Jersey;

- The annual premium you pay cannot be greater than $2,000 (which does not include any rollover amounts);

- The date on which annuity payments must begin cannot be later than the April 1st of the calendar year after the calendar year you turn age 70 1/2; and

- Death and annuity payments must meet "minimum distribution requirements" (described below).


    Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-   A 10% "early distribution penalty" (described below);

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-   Failure to take a minimum distribution (also generally described below).

Minimum Distribution Requirements and Payment Option

     If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount, including a new method permitted under IRS rules released in January 2001. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% IRS penalty tax on the amount of any minimum distribution not made in a timely manner.

     You can use the Minimum Distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will send you a check for this minimum distribution amount, less any other partial withdrawals that you made during the year. Please note that the Minimum Distribution option may need to be modified after 2001 to satisfy recently announced changes in IRS rules.



PENALTY FOR EARLY WITHDRAWALS


You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, SIMPLE-IRA (which may increase to 25%), TDA or qualified retirement plan before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax adviser for further details.


WITHHOLDING

The Tax Code requires a mandatory 20% federal income tax withholding for certain distributions from a TDA or qualified retirement plan, unless the distribution is an eligible rollover contribution that is "directly" rolled into another qualified plan, IRA (including the IRA variations described above) or TDA. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

-   For all other distributions, you will be withheld at a 10% rate.

    We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS


ERISA (the "Employee Retirement Income Security Act of 1974") and the Tax Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


    Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are the Expenses Associated with the Strategic Partners Annuity One Contract" starting on page 37.

    Information about sales representatives and commissions may be found under "Other Information" and "Sale and Distribution of the Contract" on page 45.

    In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement" on page 48.

9:
OTHER
INFORMATION

------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York and is subject to the insurance laws and regulations of those states. Pruco Life of New Jersey is a wholly-owned subsidiary Pruco Life Insurance Company, which is itself a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the State of New Jersey.


Prudential is currently pursuing reorganizing itself into a stock life insurance company through a process known as "demutualization". On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. On December 15, 2000, the Board of Directors adopted a plan of reorganization pursuant to that legislation and authorized management to submit an application to the New Jersey Commissioner of Banking and Insurance for approval of the plan. The application was submitted on March 14, 2001. However, demutualization is a complex process and a number of additional steps must be taken before the demutualization can occur, including a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is planning on completing this process in 2001, but there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans. As a general rule, the plan of reorganization provides that, in order for policies or contracts to be eligible for compensation in the demutualization, they must have been in force on the date the Board of Directors adopted the plan, December 15, 2000. If demutualization does occur, all guaranteed benefits described in your policy or contract would stay the same.


THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "separate account"), to hold the assets that are associated with the contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, appears in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC ("PIMS"), 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the contracts. PIMS is a wholly-owned subsidiary of Prudential and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.



We pay the broker-dealer whose registered representatives sell the Contract either:

        -       a commission of up to 7% of your Purchase Payments; or

        - a combination of a commission on Purchase Payments and a "trail" commission -- which is a commission determined as a percentage of your Contract Value that is paid periodically over the life of your Contract.

The commission amount quoted above is the maximum amount which is paid. In most circumstances, the registered representative who sold the contract will receive significantly less.

From time to time, Prudential or its affiliates may offer and pay non-cash compensation to registered representatives who sell the Contract. For example, Prudential or an affiliate may pay for a training and education meeting that is attended by registered representatives of both Prudential-affiliated broker-dealers and independent broker-dealers. Prudential and its affiliates retain discretion as to which broker-dealers to offer non-cash (and cash) compensation arrangements, and will comply with NASD rules and other pertinent laws in making such offers and payments. Our payment of cash or non-cash compensation in connection with sales of the Contract does not result directly in any additional charge to you.


ASSIGNMENT

You can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see "What is the Death Benefit," on page 33. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event.

    If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account associated with Strategic Partners Annuity One are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-   Company

-   Experts

-   Litigation

-   Legal Opinions

-   Principal Underwriter

-   Determination of Accumulation Unit Values

-   Performance Information

-   Comparative Performance Information and Advertising

-   Federal Tax Status

-   Directors and Officers

-   Financial Statements


HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contractholder that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling 1-877-778-5008.

IRA DISCLOSURE STATEMENT

-------------------------------------------------------------------------------

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEP) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days (or whatever period is required by applicable state law) after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS


Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA (or SEP) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000 in 2001, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $33,000 -- $43,000. For married couples filing jointly, the applicable dollar limitation is $53,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $53,000-$63,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $43,000 for individuals and $63,000 for married couples filing jointly. These amounts are for 2001. Income limits are scheduled to increase until 2006 for single taxpayers and 2007 for married taxpayers.



    Contributions made by your employer to your SEP are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEP will be entitled to elect to have their employer make contributions to their SEP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEP are subject to an inflation-adjusted limit, which is $10,500 in 2001. Salary-reduction SEPs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SARSEP and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may not be established after 1996.


    The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.


    Under a SEP agreement, the maximum annual contribution which your employer may make on your behalf to a SEP contract that is excludable from your income is the lesser of 15% of your salary or $25,500 (in 2001). An employee who is a participant in a SEP agreement may make after-tax contributions to the SEP contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.


    The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

    If you or your employer should contribute more than the maximum contribution amount to your IRA or SEP, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

    Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions below for penalties imposed on withdrawal when the contribution exceeds $2,000.)

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs; (ii) $4,000; or (iii) 100% of your combined gross income.

    Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions." If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.


    Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.


ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEP and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

    A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEP) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

DISTRIBUTIONS

(a) PREMATURE DISTRIBUTIONS


At no time can your interest in your IRA or SEP be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA or SEP as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP to anyone. Use of an IRA (or SEP) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEP without penalty to your former spouse in accordance with the terms of a divorce decree.)


    You may surrender any portion of the value of your IRA (or SEP). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

    The 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.



(b) DISTRIBUTION AFTER AGE 59 1/2



Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEP) regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.


(c) INADEQUATE DISTRIBUTIONS--50% TAX


Your IRA or SEP is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse/beneficiary). The calculation method is revised under the IRS proposed regulations for distributions beginning in 2002 and are optional for distribution in 2001. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.


(d) DEATH BENEFITS


If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEP), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning by December 31st of the year following the year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


ROTH IRAS


Section 408A of the Tax Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.



    For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a traditional IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before January 1, 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.



    UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A TRADITIONAL IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

    "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
(1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.


    Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                                    APPENDIX
                   Calculation of Earnings Appreciator Benefit

EXAMPLE 1:
Assume that a purchase payment of $70,000 is made on the contract date. Assume that no withdrawals or subsequent purchase payments are made and that the contract value used in the death benefit calculation is $120,000. Also assume that the owner (or joint owner, if older) is younger than age 66 on the date the application is signed.

        45% of lesser of:
            Adjusted Purchase Payment              $ 70,000
            Allocated Earnings                     $ 50,000 (contract value minus purchase payment)

        Benefit (45% of $50,000)                   $ 22,500

EXAMPLE 2:
Assume that a 60 year old purchases a contract on 1/1/2001 with a $50,000 purchase payment.

The owner's initial purchase payment (purchase payment #1) grows to $90,000 on 1/1/2005, giving the contract $40,000 IN EARNINGS*, all allocated to the initial purchase payment. On this date, the owner makes an additional purchase payment of $60,000. The $60,000 purchase payment increases the contract value to $150,000 ($90,000 + $60,000). At this time, there are no earnings allocated to the additional purchase payment (purchase payment #2). However, future earnings will now be allocated to the two purchase payments in the following proportions:

        (purchase payment#1 + earnings)/total contract value = ($50,000 + $40,000*)/ $150,000   = 60%
        (purchase payment#2 + earnings)/total contract value = ($60,000 + $0)/ $150,000        = 40%

On 1/1/2009 the owner makes a withdrawal of $38,000. The contract value has grown an additional $40,000 from $150,000 on 1/1/2005 to $190,000 on 1/1/2009 prior to the withdrawal. The $40,000 IN NEW EARNINGS** will be allocated among the two purchase payments prior to the withdrawal using the percentages determined above.

        $40,000 IN NEW EARNINGS**
        Earnings Allocated to Adjusted Purchase Payment #1 (60% of $40,000**)   = $24,000
        Earnings Allocated to Adjusted Purchase Payment # 2 (40% of $40,000**)  = $16,000

The earnings allocated to each purchase payment now are as follows:

                                    Before
                                    New
                                    Earnings    +   $40,000 New Earnings =        Total
                                    --------        --------------------          -----
        Purchase Payment #1         $50,000            $         0                $50,000
        Earnings Allocated to #1    $40,000                $24,000                $64,000
        Purchase Payment #2         $60,000            $         0                $60,000
        Earnings Allocated to #2    $     0                $16,000                $16,000
                                    -------                -------                -------
                                    $150,000    +          $40,000      =         $190,000

The withdrawal of $38,000 reduces the contract value by 20% ($38,000/$190,000). The withdrawal will reduce both purchase payments and the earnings allocated to each of them by 20% as shown below.

                                              Before
                                              Withdrawal    Reduced by 20%
                                              ----------    --------------
               Adjusted Purchase Payment #1   $50,000       $40,000
               Earnings Allocated to #1       $64,000       $51,200
               Adjusted Purchase Payment #2   $60,000       $48,000
               Earnings Allocated to #2       $16,000       $12,800
                                              -------       -------
                                              $190,000      $152,000

The contract value grows $20,000 from $152,000 on 1/1/2009 to $172,000 on 1/1/2011. THE $20,000 IN NEW EARNINGS*** will be allocated among the two purchase payments using the percentages determined above.

        $20,000 IN NEW EARNINGS***
        Earnings Allocated to Adjusted Purchase Payment #1 (60% of $20,000***)   =  $12,000
        Earnings Allocated to Adjusted Purchase Payment # 2 (40% of $20,000***)  =  $ 8,000

The earnings allocated to each purchase payment now are as follows:

                                       Before
                                       New
                                       Earnings   +    $20,000 New Earnings    =     Total
                                       --------        --------------------          -----
        Adjusted Purchase Payment #1   $40,000           $      0                    $40,000
        Earnings Allocated to #1       $51,200           $ 12,000                    $63,200
        Adjusted Purchase Payment #2   $48,000           $      0                    $48,000
        Earnings Allocated to #2       $12,800           $  8,000                    $20,800
                                       -------           --------                    -------
                                       $152,000   +       $20,000              =     $172,000

Now let's calculate the total Earnings Appreciator Benefit as of 1/1/2011:

Benefit on Purchase Payment #1                            Benefit on Purchase Payment #2
     45% of lesser of:                                    45% of lesser of:
       Adjusted Purchase Payment    $ 40,000               Adjusted Purchase Payment      $ 48,000
        Allocated Earnings          $ 63,200               Allocated Earnings             $ 20,800
     45% OF $40,000                 $ 18,000              45% OF  $20,800                 $  9,360

        TOTAL EARNINGS APPRECIATOR BENEFIT: $ 18,000 + $ 9,360 = $ 27,360
                                                                 --------

PART III PROSPECTUSES

-------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS



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GLOSSARY

-------------------------------------------------------------------------------

WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract minus, if you have chosen the Contract With Credit, any credit that has not yet vested.


ADJUSTED PURCHASE PAYMENT

Your invested purchase payment adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator benefit.


ANNUITANT

The person whose life determines the amount of income payments that we will pay.

ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

CONTRACT DATE

The date on which we credit your initial purchase payment. We will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make, has higher withdrawal charges and a longer withdrawal charge period, and has no fixed rate investment options available.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit, has lower withdrawal charges and a shorter withdrawal charge period, and offers two fixed rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

CREDIT

If you choose the Contract With Credit (which we previously defined), this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. The credit is subject to a vesting schedule, which means that if you withdraw all or part of a purchase payment within a certain period, or you begin the income phase or we pay a death benefit during that period, we may take back all or part of the credit. See "How Can I Purchase A Strategic Partners Annuity One Contract" on page 35.

DEATH BENEFIT

If the owner dies, the beneficiary you designate will receive, at a minimum, the total amount invested or a potentially greater amount related to market appreciation. A guaranteed minimum death benefit is available for an additional charge.


EARNINGS APPRECIATOR

An optional feature that may be available for an additional charge that provides a supplemental death benefit based on earnings under contract.


FIXED INTEREST RATE OPTIONS

Under the Contract Without Credit (which we previously defined), these are investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options (dollar cost averaging fixed rate option). The fixed interest rate options are available only with the Contract Without Credit.

GUARANTEED MINIMUM DEATH BENEFIT

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain "protected value". Currently, the protected value for the guaranteed minimum death benefit equals the "step-up value," which we define below.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period in which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

NET PURCHASE PAYMENTS

Your total purchase payments (which we define below) less any withdrawals you have made.

PROTECTED VALUE

If you choose the guaranteed minimum death benefit, the guaranteed amount of that benefit. Currently, the protected value of the guaranteed minimum death benefit equals the "step-up value," which we define below.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19101. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is 888-PRU-2888.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. With some restrictions, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

We hold your purchase payments allocated to the variable investment options in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Annuity One variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

STEP-UP VALUE

The highest value of the contract on any contract anniversary date, subject to certain age restrictions. Between anniversary dates, the step-up value is only increased by additional purchase payments and reduced proportionally by withdrawals. Depending upon the terms of your contract and what options you choose, we may use the step-up value to compute the protected value of the guaranteed minimum death benefit.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See "What Are the Tax Considerations Associated with the Strategic Partners Annuity One Contract," page 41.

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

                       This page intentionally left blank

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001

       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS


       The Strategic Partners Annuity One(SM) annuity contract* (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.



       This statement of additional information is not a prospectus and should be read in conjunction with the Strategic Partners Annuity One prospectus, dated May 1, 2001. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19101, or by telephoning (888) PRU-2888.

                                TABLE OF CONTENTS


                                                              PAGE
                                                              ----
COMPANY.................................................        2
EXPERTS.................................................        2
LITIGATION..............................................        2
LEGAL OPINIONS..........................................        3
PRINCIPAL UNDERWRITER...................................        3
DETERMINATION OF ACCUMULATION UNIT VALUES...............        3
PERFORMANCE INFORMATION.................................        4
COMPARATIVE PERFORMANCE INFORMATION AND ADVERTISING.....       10
FEDERAL TAX STATUS......................................       11
DIRECTORS AND OFFICERS..................................       12
FINANCIAL STATEMENTS....................................       14



         PRUCO LIFE INSURANCE COMPANY         PRUDENTIAL ANNUITY SERVICE CENTER
                OF NEW JERSEY                 P.O. BOX 7960
             213 WASHINGTON STREET            PHILADELPHIA, PENNSYLVANIA 19101
         NEWARK, NEW JERSEY 07102-2992        TELEPHONE: (888) PRU-2888


* STRATEGIC PARTNERS ANNUITY ONE is a service mark of Prudential.

                                     COMPANY

       Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.


       Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey. As discussed in the prospectus, Prudential is considering converting to a stock life insurance company


                                     EXPERTS


       The financial statements of Pruco Life of New Jersey as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the financial statements of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2000 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


                                   LITIGATION


We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.




As of December 31, 2000, Prudential and/or Pruco Life remained a party to approximately 109 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. Some of these cases seek substantial damages while others seek unspecified compensatory, punitive or treble damages. It is possible that substantial punitive damages might be awarded in one or more of these cases. Additional suits may also be filed by other individuals who "opted out" of the settlements.


Prudential has indemnified Pruco Life for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

As of December 31, 2000 Prudential has paid or reserved for payment $4.405 billion before tax, equivalent to $2.850 billion after tax to provide for remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.
[/R]

                                 LEGAL OPINIONS

       Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                              PRINCIPAL UNDERWRITER

       Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the contracts on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

       Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.

                    DETERMINATION OF ACCUMULATION UNIT VALUES

       The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

       The Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Subaccount from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Subaccount at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Subaccount and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

                                   P(1+T)n=ERV

       Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.



NON-STANDARD TOTAL RETURN

       In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Account for the specified period.


       The tables below provide performance information for specified periods ending December 31, 2000 for each Subaccount that invests in a Fund that had a performance history as of December 31, 2000 of at least one full year. No standard total return table is included, because the Subaccounts were organized in late 2000. For the periods prior to the date the Subaccounts commenced operations, non-standard performance information for the Contracts is calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts (this is referred to as "non-standardized performance data"). Standard and non-standard average annual return calculations include all of the fees under the Contract (i.e., the mortality and expense risk charge and the administrative fee) based on a Contract without Credit. This information does not indicate or represent future performance.

       The following three tables assume a daily insurance and administrative charge equal to 1.40% on an annual basis.



       Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 2000 in each subaccount (other than the Money Market Subaccount) investing in a fund having performance history of at least one full year. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges.


                                     TABLE 1

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



                                                                                    FIVE         TEN        FROM DATE
                                                                   ONE YEAR        YEARS        YEARS      ESTABLISHED
                      FUND                             DATE          ENDED         ENDED        ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED   12/31/2000    12/31/2000    12/31/2000    12/31/2000
------------------------------------------------   ------------   ----------   ------------  -----------   -----------
Prudential Global Portfolio                            09/88     -23.69%       12.62%       11.13%           9.68%
Prudential Jennison Portfolio                          05/95     -23.39%       17.89%        N/A            15.61%
Prudential Stock Index Portfolio                       09/87     -15.16%       16.35%       15.45%          14.91%
SP Aggressive Growth Asset Allocation
  Portfolio                                            09/00      N/A          N/A           N/A            -2.25%
SP AIM Aggressive Growth Portfolio                     09/00      N/A          N/A           N/A           -15.15%
SP AIM Growth And Income Portfolio                     09/00      N/A          N/A           N/A           -17.16%
SP Alliance Large Cap Growth Portfolio                 09/00      N/A          N/A           N/A           -15.58%
SP Alliance Technology Portfolio                       09/00      N/A          N/A           N/A           -21.69%
SP Balanced Asset Allocation Portfolio                 09/00      N/A          N/A           N/A            -2.05%
SP Conservative Asset Allocation Portfolio             09/00      N/A          N/A           N/A            -2.48%
SP Davis Value Portfolio                               09/00      N/A          N/A           N/A             0.48%
SP Deutsche International Equity Portfolio             09/00      N/A          N/A           N/A            -6.38%
SP Growth Asset Allocation Portfolio                   09/00      N/A          N/A           N/A            -0.74%
SP INVESCO Small Company Growth Portfolio              09/00      N/A          N/A           N/A           -14.42%
SP Jennison International Growth Portfolio             09/00      N/A          N/A           N/A            -8.49%
SP Large Cap Value Portfolio                           09/00      N/A          N/A           N/A             1.51%
SP MFS Capital Opportunities Portfolio                 09/00      N/A          N/A           N/A            -9.56%
SP MFS Mid-Cap Growth Portfolio                        09/00      N/A          N/A           N/A            -3.44%
SP PIMCO High Yield Portfolio                          09/00      N/A          N/A           N/A             0.73%
SP PIMCO Total Return Portfolio                        09/00      N/A          N/A           N/A             3.96%
SP Prudential U.S. Emerging Growth Portfolio           09/00      N/A          N/A           N/A           -17.25%
SP Small/Mid Cap Value Portfolio                       09/00      N/A          N/A           N/A             7.84%
SP Strategic Partners Focused Growth
  Portfolio                                            09/00      N/A          N/A           N/A           -15.89%
Janus Aspen Series--Growth Portfolio
  Service Shares                                       11/95     -21.05%       17.63%        N/A            17.25%

       Table 2 shows the average annual rates of return using the same assumptions as in Table 1, but assumes that the investments are not withdrawn at the end of the period. This table assumes no deferred sales charges.


                                     TABLE 2

      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL



                                                                                  FIVE           TEN        FROM DATE
                                                                   ONE YEAR       YEARS         YEARS      ESTABLISHED
                      FUND                             DATE          ENDED        ENDED         ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED   12/31/2000    12/31/2000    12/31/2000    12/31/2000
------------------------------------------------   -------------  ------------ ------------  -----------   -----------
Prudential Global Portfolio                            09/88     -18.89%       12.72%        11.16%         9.70%
Prudential Jennison Portfolio                          05/95     -18.59%       17.97%        N/A           15.69%
Prudential Stock Index Portfolio                       10/87     -10.36%       16.44%        15.47%        14.92%
SP Aggressive Growth Asset Allocation
  Portfolio                                            09/00      N/A          N/A           N/A           -1.45%
SP AIM Aggressive Growth Portfolio                     09/00      N/A          N/A           N/A          -14.35%
SP AIM Growth And Income Portfolio                     09/00      N/A          N/A           N/A          -16.36%
SP Alliance Large Cap Growth Portfolio                 09/00      N/A          N/A           N/A          -14.78%
SP Alliance Technology Portfolio                       09/00      N/A          N/A           N/A          -20.89%
SP Balanced Asset Allocation Portfolio                 09/00      N/A          N/A           N/A           -1.25%
SP Conservative Asset Allocation Portfolio             09/00      N/A          N/A           N/A           -1.68%
SP Davis Value Portfolio                               09/00      N/A          N/A           N/A            1.28%
SP Deutsche International Equity Portfolio             09/00      N/A          N/A           N/A           -5.58%
SP Growth Asset Allocation Portfolio                   09/00      N/A          N/A           N/A            0.06%
SP INVESCO Small Company Growth Portfolio              09/00      N/A          N/A           N/A          -13.62%
SP Jennison International Growth Portfolio             09/00      N/A          N/A           N/A           -7.69%
SP Large Cap Value Portfolio                           09/00      N/A          N/A           N/A            2.31%
SP MFS Capital Opportunities Portfolio                 09/00      N/A          N/A           N/A           -8.76%
SP MFS Mid-Cap Growth Portfolio                        09/00      N/A          N/A           N/A           -2.64%
SP PIMCO High Yield Portfolio                          09/00      N/A          N/A           N/A            1.53%
SP PIMCO Total Return Portfolio                        09/00      N/A          N/A           N/A            4.76%
SP Prudential U.S. Emerging Growth Portfolio           09/00      N/A          N/A           N/A          -16.45%
SP Small/Mid Cap Value Portfolio                       09/00      N/A          N/A           N/A            8.64%
SP Strategic Partners Focused Growth
  Portfolio                                            09/00      N/A          N/A           N/A          -15.09%
Janus Aspen Series--Growth Portfolio
  Service Shares                                       11/95     -16.25%       17.71%        N/A           17.33%

       Table 3 shows the cumulative total return for subaccounts investing in a fund having performance history of at least one full year, assuming no withdrawal. This table assumes no deferred sales charges.


                                     TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                   FIVE           TEN       FROM DATE
                                                                    ONE YEAR       YEARS         YEARS     ESTABLISHED
                      FUND                             DATE           ENDED        ENDED         ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED    12/31/2000   12/31/2000    12/31/2000    12/31/2000
------------------------------------------------   -------------  ------------ ------------  ------------  -----------
Prudential Global Portfolio                            09/88      -18.89%      81.93%        187.99%       212.08%
Prudential Jennison Portfolio                          05/95      -18.59%      128.46%       N/A           128.46%
Prudential Stock Index Portfolio                       09/87      -10.36%      114.02%       321.36%       527.13%
SP Aggressive Growth Asset Allocation
  Portfolio                                            08/00      N/A          N/A           N/A            -1.45%
SP AIM Aggressive Growth Portfolio                     08/00      N/A          N/A           N/A           -14.35%
SP AIM Growth And Income Portfolio                     08/00      N/A          N/A           N/A           -16.36%
SP Alliance Large Cap Growth Portfolio                 08/00      N/A          N/A           N/A           -14.78%
SP Alliance Technology Portfolio                       08/00      N/A          N/A           N/A           -20.89%
SP Balanced Asset Allocation Portfolio                 08/00      N/A          N/A           N/A            -1.25%
SP Conservative Asset Allocation Portfolio             08/00      N/A          N/A           N/A            -1.68%
SP Davis Value Portfolio                               08/00      N/A          N/A           N/A            -1.28%
SP Deutsche International Equity Portfolio             08/00      N/A          N/A           N/A            -5.58%
SP Growth Asset Allocation Portfolio                   08/00      N/A          N/A           N/A            -0.06%
SP INVESCO Small Company Growth Portfolio              08/00      N/A          N/A           N/A           -13.62%
SP Jennison International Growth Portfolio             08/00      N/A          N/A           N/A            -7.69%
SP Large Cap Value Portfolio                           08/00      N/A          N/A           N/A             2.31%
SP MFS Capital Opportunities Portfolio                 08/00      N/A          N/A           N/A            -8.76%
SP MFS Mid-Cap Growth Portfolio                        08/00      N/A          N/A           N/A            -2.64%
SP PIMCO High Yield Portfolio                          08/00      N/A          N/A           N/A             1.53%
SP PIMCO Total Return Portfolio                        08/00      N/A          N/A           N/A             4.76%
SP Prudential U.S. Emerging Growth Portfolio           08/00      N/A          N/A           N/A           -16.45%
SP Small/Mid Cap Value Portfolio                       08/00      N/A          N/A           N/A             8.64%
SP Strategic Partners Focused Growth
  Portfolio                                            08/00      N/A          N/A           N/A            15.09%
Janus Aspen Series--Growth Portfolio
  Service Shares                                       11/95      -18.25%      126.03%       N/A           126.03%

       The following three tables assume a daily insurance and administrative charge equal to 1.60% on an annual basis.



       Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 2000 in each subaccount (other than the Money Market Subaccount) investing in a fund having performance history of at least one full year. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges.



                                     TABLE 1

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



                                                                                   FIVE           TEN        FROM DATE
                                                                    ONE YEAR       YEARS         YEARS      ESTABLISHED
                      FUND                             DATE           ENDED        ENDED         ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED    12/31/2000   12/31/2000    12/31/2000    12/31/2000
------------------------------------------------   -------------  ------------ ------------  ------------  -----------
Prudential Global Portfolio                            09/88      -23.85%      12.39%        10.90%          9.46%
Prudential Jennison Portfolio                          05/95      -23.55%      17.65%        N/A            15.41%
Prudential Stock Index Portfolio                       09/87      -15.34%      16.12%%       15.22%         14.68%
SP Aggressive Growth Asset Allocation
  Portfolio                                            08/00      N/A          N/A           N/A            -2.29%
SP AIM Aggressive Growth Portfolio                     08/00      N/A          N/A           N/A           -15.19%
SP AIM Growth And Income Portfolio                     08/00      N/A          N/A           N/A           -17.21%
SP Alliance Large Cap Growth Portfolio                 08/00      N/A          N/A           N/A           -15.63%
SP Alliance Technology Portfolio                       08/00      N/A          N/A           N/A           -21.72%
SP Balanced Asset Allocation Portfolio                 08/00      N/A          N/A           N/A            -2.09%
SP Conservative Asset Allocation Portfolio             08/00      N/A          N/A           N/A            -2.51%
SP Davis Value Portfolio                               08/00      N/A          N/A           N/A             0.43%
SP Deutsche International Equity Portfolio             08/00      N/A          N/A           N/A            -6.43%
SP Growth Asset Allocation Portfolio                   08/00      N/A          N/A           N/A            -0.77%
SP INVESCO Small Company Growth Portfolio              08/00      N/A          N/A           N/A           -14.46%
SP Jennison International Growth Portfolio             08/00      N/A          N/A           N/A            -8.52%
SP Large Cap Value Portfolio                           08/00      N/A          N/A           N/A             1.45%
SP MFS Capital Opportunities Portfolio                 08/00      N/A          N/A           N/A            -9.61%
SP MFS Mid-Cap Growth Portfolio                        08/00      N/A          N/A           N/A            -3.50%
SP PIMCO High Yield Portfolio                          08/00      N/A          N/A           N/A             0.69%
SP PIMCO Total Return Portfolio                        08/00      N/A          N/A           N/A             3.91%
SP Prudential U.S. Emerging Growth Portfolio           08/00      N/A          N/A           N/A           -17.30%
SP Small/Mid Cap Value Portfolio                       08/00      N/A          N/A           N/A             7.78%
SP Strategic Partners Focused Growth
  Portfolio                                            08/00      N/A          N/A           N/A           -15.93%
Janus Aspen Series--Growth Portfolio
  Service Shares                                       11/95      -21.22%      17.40%        N/A            17.02%

       Table 2 shows the average annual rates of return using the same assumptions as in Table 1, but assumes that the investments are not withdrawn at the end of the period. This table assumes no deferred sales charges.


                                     TABLE 2

      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL



                                                                                   FIVE           TEN        FROM DATE
                                                                    ONE YEAR       YEARS         YEARS      ESTABLISHED
                      FUND                             DATE           ENDED        ENDED         ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED    12/31/2000   12/31/2000    12/31/2000    12/31/2000
------------------------------------------------   -------------  ------------ ------------  ------------  -----------
Prudential Global Portfolio                            09/88      -19.05%      12.49%        10.94%          9.48%
Prudential Jennison Portfolio                          05/95      -18.75%      17.73%        N/A            15.48%
Prudential Stock Index Portfolio                       09/87      -10.54%      16.21%        15.24%         14.69%
SP Aggressive Growth Asset Allocation
  Portfolio                                            08/00      N/A          N/A           N/A            -1.49%
SP AIM Aggressive Growth Portfolio                     08/00      N/A          N/A           N/A           -14.39%
SP AIM Growth And Income Portfolio                     08/00      N/A          N/A           N/A           -16.41%
SP Alliance Large Cap Growth Portfolio                 08/00      N/A          N/A           N/A           -14.83%
SP Alliance Technology Portfolio                       08/00      N/A          N/A           N/A           -20.92%
SP Balanced Asset Allocation Portfolio                 08/00      N/A          N/A           N/A            -1.29%
SP Conservative Asset Allocation Portfolio             08/00      N/A          N/A           N/A            -1.71%
SP Davis Value Portfolio                               08/00      N/A          N/A           N/A             1.23%
SP Deutsche International Equity Portfolio             08/00      N/A          N/A           N/A            -5.63%
SP Growth Asset Allocation Portfolio                   08/00      N/A          N/A           N/A             0.03%
SP INVESCO Small Company Growth Portfolio              08/00      N/A          N/A           N/A           -13.66%
SP Jennison International Growth Portfolio             08/00      N/A          N/A           N/A            -7.72%
SP Large Cap Value Portfolio                           08/00      N/A          N/A           N/A            -2.25%
SP MFS Capital Opportunities Portfolio                 08/00      N/A          N/A           N/A            -8.81%
SP MFS Mid-Cap Growth Portfolio                        08/00      N/A          N/A           N/A            -2.70%
SP PIMCO High Yield Portfolio                          08/00      N/A          N/A           N/A             1.49%
SP PIMCO Total Return Portfolio                        08/00      N/A          N/A           N/A             4.71%
SP Prudential U.S. Emerging Growth Portfolio           08/00      N/A          N/A           N/A           -16.50%
SP Small/Mid Cap Value Portfolio                       08/00      N/A          N/A           N/A             8.58%
SP Strategic Partners Focused Growth
  Portfolio                                            08/00      N/A          N/A           N/A           -15.13%
Janus Aspen Series--Growth Portfolio
  Service Shares                                       11/95      -16.42%      17.49%        N/A            17.10%

       Table 3 shows the cumulative total return for subaccounts investing in a fund having performance history of at least one full year, assuming no withdrawal. This table assumes no deferred sales charges.


                                     TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                   FIVE           TEN       FROM DATE
                                                                    ONE YEAR       YEARS         YEARS     ESTABLISHED
                      FUND                             DATE           ENDED        ENDED         ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED    12/31/2000   12/31/2000    12/31/2000    12/31/2000
------------------------------------------------   -------------  ------------ ------------  ------------  -----------
Prudential Global Portfolio                            09/88      -19.05%       80.13%       182.30%       204.51%
Prudential Jennison Portfolio                          05/95      -18.75%      126.21%       N/A           126.21%
Prudential Stock Index Portfolio                       09/87      -10.54%      111.91%       313.04%       510.93%
SP Aggressive Growth Asset Allocation
  Portfolio                                            08/00      N/A          N/A           N/A            -1.49%
SP AIM Aggressive Growth Portfolio                     08/00      N/A          N/A           N/A           -14.39%
SP AIM Growth And Income Portfolio                     08/00      N/A          N/A           N/A           -16.41%
SP Alliance Large Cap Growth Portfolio                 08/00      N/A          N/A           N/A           -14.83%
SP Alliance Technology Portfolio                       08/00      N/A          N/A           N/A           -20.92%
SP Balanced Asset Allocation Portfolio                 08/00      N/A          N/A           N/A            -1.29%
SP Conservative Asset Allocation Portfolio             08/00      N/A          N/A           N/A            -1.71%
SP Davis Value Portfolio                               08/00      N/A          N/A           N/A             1.23%
SP Deutsche International Equity Portfolio             08/00      N/A          N/A           N/A            -5.63%
SP Growth Asset Allocation Portfolio                   08/00      N/A          N/A           N/A             0.03%
SP INVESCO Small Company Growth Portfolio              08/00      N/A          N/A           N/A           -13.66%
SP Jennison International Growth Portfolio             08/00      N/A          N/A           N/A            -7.72%
SP Large Cap Value Portfolio                           08/00      N/A          N/A           N/A             2.25%
SP MFS Capital Opportunities Portfolio                 08/00      N/A          N/A           N/A            -8.81%
SP MFS Mid-Cap Growth Portfolio                        08/00      N/A          N/A           N/A            -2.70%
SP PIMCO High Yield Portfolio                          08/00      N/A          N/A           N/A             1.49%
SP PIMCO Total Return Portfolio                        08/00      N/A          N/A           N/A             4.71%
SP Prudential U.S. Emerging Growth Portfolio           08/00      N/A          N/A           N/A           -16.50%
SP Small/Mid Cap Value Portfolio                       08/00      N/A          N/A           N/A             8.58%
SP Strategic Partners Focused Growth
  Portfolio                                            08/00      N/A          N/A           N/A           -15.13%
Janus Aspen Series--Growth Portfolio
  Service Shares                                       11/95      -16.42%      123.84%       N/A           123.84%



MONEY MARKET SUBACCOUNT YIELD



            The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the Strategic Partners Annuity One Variable Annuity and the Series Fund have been reflected.



       The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 29, 2000 were 5.18% and 5.33%, respectively, assuming election of the base death benefit only (1.40% annually). The "yield" and "effective yield" were 4.98% and 5.12%, respectively assuming election of both (a) Guaranteed Minimum Death Benefit (1.60% annually) and (b) the Guaranteed Minimum Income Benefit (0.25% annually).


       The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.




       The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield=([base period return + 1] 365/7)-1.


       The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.


               COMPARATIVE PERFORMANCE INFORMATION AND ADVERTISING

       Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

       Reports or advertising may also include the use of tax deferred compounding charts and charts describing the power of tax deferred compounding on the bonus payment.

                               FEDERAL TAX STATUS

X.  OTHER TAX RULES.

1.  DIVERSIFICATION.

       The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Pruco Life of New Jerssey believes the underlying variable investment options for the Contract meet these diversification requirements.

2.  INVESTOR CONTROL.

       Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life of New Jersey , to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life of New Jersey reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

3.  ENTITY OWNERS.

       Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.


       If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.


5.  WITHHOLDING OF TAX FROM DISTRIBUTIONS.

       Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life of New Jersey. These elections must be made on the appropriate Pruco Life of New Jersey forms. Absent these elections, Pruco Life of New Jersey will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

6.  NONRESIDENT ALIENS.

       Special tax withholding rules apply to nonresident aliens.


7.  GENERATION-SKIPPING TRANSFERS.

       If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                             DIRECTORS AND OFFICERS

       The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.

                      DIRECTORS OF PRUCO LIFE OF NEW JERSEY


       JAMES J. AVERY, JR., Chairman and Director -- President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; 1995 to 1997: President, Prudential Select. Age 49.



       RONALD P. JOELSON, Director -- Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; 1996 to 1999; President, Guaranteed Products, Prudential Institutional; 1995 to 1996: Managing Director, Prudential Enterprise Planning. Age 43.



       IRA J. KLEINMAN, Director -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group. Age 54.



       ESTHER H. MILNES, President and Director -- Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group. Age 50.



       DAVID R. ODENATH, JR., Director -- President, Prudential Investments since 1999; prior to 1999; Senior Vice President and Director of Sales, Investment Consulting Group, Paine Webber. Age 44.



       I. EDWARD PRICE, Vice Chairman and Director -- Senior Vice President and Actuary, Prudential Individual Life Insurance since 1998; 1995 to 1998: Senior Vice President and Actuary, Prudential Individual Insurance Group. Age 58.

                         OFFICERS WHO ARE NOT DIRECTORS


       C. EDWARD CHAPLIN, Treasurer -- Vice President and Treasurer, Prudential since 1995. Age 44.



       JAMES C. DROZANOWSKI, Senior Vice President -- Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; 1996 to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group; 1995 to 1996: President, Credit Card Division, Chase Manhattan Bank. Age 58.



       THOMAS F. HIGGINS, Senior Vice President -- Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999:
Vice President, Mutual Funds, Prudential Individual Financial Services; 1995 to 1998: Principal, Mutual Fund Operations, The Vanguard Group. Age 46.



       CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary -- Chief Counsel, Variable Products, Prudential Law Department since 1995. Age 41.



       SHIRLEY H. SHAO, Senior Vice President and Chief Actuary -- Vice President and Associate Actuary, Prudential since 1996; prior to 1996: Vice President and Assistant Actuary, Prudential Corporate Risk Management. Age 46.



       WILLIAM J. ECKERT, IV Vice President and Chief Accounting Officer -- Vice President and IFS Controller, Prudential Enterprise Financial Management since 2000; 1999 to 2000: Vice President and Individual Life Controller, Prudential Enterprise Financial Management; 1997 to 1999: Vice President, Accounting, Enterprise Financial Management; 1995 to 1997: Vice President, Accounting, External Financial Reporting. Age 39.


       The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992. Pruco Life of New Jersey directors and officers are elected annually.

                              FINANCIAL STATEMENTS

       The following financial statements describe the sub-accounts of the Discovery Select Variable Annuity, another variable annuity contract offered by Pruco Life of New Jersey. This information is provided because some of the sub-accounts associated with Discovery Select are also used by the Strategic Partners Annuity One variable annuity contract. Financial information specific to the Strategic Partners Annuity One variable annuity contract will be available following the completion of the initial accounting period for this contract.

                       This page intentionally left blank

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                      SUBACCOUNTS
                                                     ------------------------------------------------------------------------------

                                                     PRUDENTIAL       PRUDENTIAL      PRUDENTIAL       PRUDENTIAL
                                                       MONEY         DIVERSIFIED      HIGH YIELD          STOCK          PRUDENTIAL
                                                       MARKET            BOND            BOND             INDEX            VALUE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                     ---------       -----------      ----------       -----------      -----------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] .........    $33,266,696      $57,548,715      $32,489,238      $81,763,096      $50,023,412
                                                    -----------      -----------      -----------      -----------      -----------
  Net Assets ...................................    $33,266,696      $57,548,715      $32,489,238      $81,763,096      $50,023,412
                                                    ===========      ===========      ===========      ===========      ===========

NET ASSETS, representing:
  Equity of contract owners [Note 4] ...........    $33,266,696      $57,548,715      $32,489,238      $81,763,096      $50,023,412
                                                    -----------      -----------      -----------      -----------      -----------
                                                    $33,266,696      $57,548,715      $32,489,238      $81,763,096      $50,023,412
                                                    ===========      ===========      ===========      ===========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26


                                                     SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      JANUS ASPEN          MFS
 PRUDENTIAL      PRUDENTIAL        PRUDENTIAL        AIM V.I.                        JANUS ASPEN     INTERNATIONAL      EMERGING
   EQUITY         JENNISON           GLOBAL        GROWTH AND        AIM V.I.          GROWTH            GROWTH          GROWTH
  PORTFOLIO       PORTFOLIO        PORTFOLIO       INCOME FUND      VALUE FUND        PORTFOLIO        PORTFOLIO         SERIES
 ----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

$65,935,966      $99,010,083      $14,609,839      $17,581,929      $32,610,160      $36,177,433      $31,522,567      $32,238,699
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$65,935,966      $99,010,083      $14,609,839      $17,581,929      $32,610,160      $36,177,433      $31,522,567      $32,238,699
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========


$65,935,966      $99,010,083      $14,609,839      $17,581,929      $32,610,160      $36,177,433      $31,522,567      $32,238,699
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$65,935,966      $99,010,083      $14,609,839      $17,581,929      $32,610,160      $36,177,433      $31,522,567      $32,238,699
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                     SUBACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                                        OCC              OCC
                                                                    ACCUMULATION     ACCUMULATION    T.ROWE PRICE     T.ROWE PRICE
                                                       MFS             TRUST            TRUST           EQUITY        INTERNATIONAL
                                                    RESEARCH          MANAGED         SMALL CAP         INCOME            STOCK
                                                     SERIES          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -----------      ------------     -----------      -----------     -------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] .........   $ 9,968,087      $29,917,633      $12,299,807      $18,651,028      $ 5,335,014
                                                   -----------      -----------      -----------      -----------      -----------
  Net Assets ...................................   $ 9,968,087      $29,917,633      $12,299,807      $18,651,028      $ 5,335,014
                                                   ===========      ===========      ===========      ===========      ===========

NET ASSETS, representing:
  Equity of contract owners [Note 4] ...........   $ 9,968,087      $29,917,633      $12,299,807      $18,651,028      $ 5,335,014
                                                   -----------      -----------      -----------      -----------      -----------
                                                   $ 9,968,087      $29,917,633      $12,299,807      $18,651,028      $ 5,335,014
                                                   ===========      ===========      ===========      ===========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                     SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------
                  PRUDENTIAL                                                          PRUDENTIAL
   GLOBAL           SMALL          AMERICAN                          PRUDENTIAL      DIVERSIFIED
POST-VENTURE    CAPITALIZATION      CENTURY         FRANKLIN           20/20         CONSERVATIVE        DAVIS           PREMIER
  CAPITAL           STOCK             VP            SMALL CAP          FOCUS            GROWTH           VALUE            GROWTH
 PORTFOLIO        PORTFOLIO       VALUE FUND          FUND           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

$ 5,148,600      $ 8,616,715      $ 4,379,207      $ 8,866,092      $ 8,163,327      $11,637,799      $ 3,327,076      $ 1,461,820
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$ 5,148,962      $ 8,616,715      $ 4,379,207      $ 8,866,092      $ 8,163,327      $11,637,799      $ 3,327,076      $ 1,461,820
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========


$ 5,148,962      $ 8,616,715      $ 4,379,207      $ 8,866,092      $ 8,163,327      $11,637,799      $ 3,327,076      $ 1,461,820
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$ 5,148,962      $ 8,616,715      $ 4,379,207      $ 8,866,092      $ 8,163,327      $11,637,799      $ 3,327,076      $ 1,461,820
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000

                                                                                  SUBACCOUNTS
                                                --------------------------------------------------------------------------------

                                                  PRUDENTIAL      PRUDENTIAL       PRUDENTIAL       PRUDENTIAL
                                                    MONEY         DIVERSIFIED      HIGH YIELD          STOCK          PRUDENTIAL
                                                    MARKET           BOND             BOND             INDEX            VALUE
                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                ------------     ------------     ------------     ------------     ------------
INVESTMENT INCOME
  Dividend income .........................     $  1,611,222     $  3,422,035     $  4,043,708     $    756,000     $  1,030,808
                                                ------------     ------------     ------------     ------------     ------------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] ......          370,139          758,363          481,383        1,220,401          630,364
                                                ------------     ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) ..............        1,241,083        2,663,672        3,562,325         (464,401)         400,444
                                                ------------     ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ....                0            6,842                0        2,863,157        3,487,192
  Realized gain (loss) on shares redeemed .                0           10,174         (550,885)         976,715       (1,180,610)
  Net change in unrealized gain (loss)
    on investments ........................                0        1,698,383       (6,270,539)     (12,703,576)       3,351,796
                                                ------------     ------------     ------------     ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS ............                0        1,715,399       (6,821,424)      (8,863,704)       5,658,378
                                                ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................     $  1,241,083     $  4,379,071     $ (3,259,099)    $ (9,328,105)    $  6,058,822
                                                ============     ============     ============     ============     ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                      SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     JANUS ASPEN           MFS
 PRUDENTIAL      PRUDENTIAL      PRUDENTIAL       AIM V.I.                         JANUS ASPEN      INTERNATIONAL       EMERGING
   EQUITY         JENNISON         GLOBAL        GROWTH AND       AIM V.I.           GROWTH            GROWTH            GROWTH
  PORTFOLIO       PORTFOLIO      PORTFOLIO       INCOME FUND     VALUE FUND         PORTFOLIO        PORTFOLIO           SERIES
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------
$  1,226,970    $     73,228    $    118,396    $     24,472    $     41,361      $    980,526      $    598,985      $          0
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------



     903,557       1,615,850         224,853         272,520         475,081           546,808           483,071           493,407
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------
     323,413      (1,542,622)       (106,457)       (248,048)       (433,720)          433,718           115,914          (493,407)
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------


  10,713,352      14,153,502       1,021,921         527,290       1,440,901         2,310,730         1,176,622         1,916,801
  (1,212,494)      2,324,009         260,168         390,391         149,649           339,348           417,302           689,463

  (8,713,857)    (38,063,650)     (4,471,520)     (3,990,028)     (7,232,965)      (10,035,520)       (8,747,965)      (10,492,952)
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------
     787,001     (21,586,139)     (3,189,431)     (3,072,347)     (5,642,415)       (7,385,442)       (7,154,041)       (7,886,688)
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------



$  1,110,414    $(23,128,761)   $ (3,295,888)   $ (3,320,395)   $ (6,076,135)     $ (6,951,724)     $ (7,038,127)     $ (8,380,095)
============    ============    ============    ============    ============      ============      ============      ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000

                                                                                  SUBACCOUNTS
                                                --------------------------------------------------------------------------------
                                                                     OCC              OCC
                                                                 ACCUMULATION     ACCUMULATION    T.ROWE PRICE     T.ROWE PRICE
                                                    MFS             TRUST            TRUST           EQUITY        INTERNATIONAL
                                                  RESEARCH         MANAGED         SMALL CAP         INCOME            STOCK
                                                   SERIES         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                -----------      -----------      ------------     -----------     ------------
INVESTMENT INCOME
Dividend income ...........................     $     3,930      $   418,965      $    55,205      $   339,908      $    34,259
                                                -----------      -----------      -----------      -----------      -----------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] ......         147,630          407,015          134,144          235,561           80,460
                                                -----------      -----------      -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS) ..............        (143,700)          11,950          (78,939)         104,347          (46,201)
                                                -----------      -----------      -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ....         674,649        2,339,466                0        1,031,541          164,443
  Realized gain (loss) on shares redeemed .         249,433         (380,848)          74,093          (86,891)         280,168
  Net change in unrealized gain (loss) on
    investments ...........................      (1,486,381)         212,633        3,591,909          892,182       (1,463,014)
                                                -----------      -----------      -----------      -----------      -----------
NET GAIN (LOSS) ON INVESTMENTS ............        (562,299)       2,171,251        3,666,002        1,836,832       (1,018,403)
                                                -----------      -----------      -----------      -----------      -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................     $  (705,999)     $ 2,183,201      $ 3,587,063      $ 1,941,179      $(1,064,604)
                                                ===========      ===========      ===========      ===========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                    SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------
                  PRUDENTIAL                                                          PRUDENTIAL
   GLOBAL           SMALL           AMERICAN                         PRUDENTIAL      DIVERSIFIED
POST-VENTURE    CAPITALIZATION      CENTURY         FRANKLIN           20/20         CONSERVATIVE        DAVIS           PREMIER
  CAPITAL           STOCK              VP           SMALL CAP          FOCUS            GROWTH           VALUE            GROWTH
 PORTFOLIO        PORTFOLIO        VALUE FUND         FUND           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$         0      $    34,714      $    31,816      $    33,450      $    34,811      $   491,854      $     9,531      $         0
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------




     77,391           91,270           42,838          111,617          105,721          144,992           15,102            7,487
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
    (77,391)         (56,556)         (11,022)         (78,167)         (70,910)         346,862           (5,571)          (7,487)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------



    656,827          312,992           81,411           99,312          125,433          126,471           27,163           11,785
    165,762           62,706          (71,303)          19,777          220,693          968,142           (1,215)          (2,232)

 (2,228,952)         388,097          617,349       (2,093,394)        (742,852)      (1,192,152)           3,870         (275,578)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
 (1,406,363)         763,795          627,457       (1,974,305)        (396,726)         (97,539)          29,818         (266,025)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------



$(1,483,754)     $   707,239      $   616,435      $(2,052,472)     $  (467,636)     $   249,323      $    24,247      $  (273,512)
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended  December 31, 2000 and 1999

                                                                                       SUBACCOUNTS
                                                          -------------------------------------------------------------------

                                                                     PRUDENTIAL                          PRUDENTIAL
                                                                    MONEY MARKET                      DIVERSIFIED BOND
                                                                     PORTFOLIO                           PORTFOLIO
                                                          ------------------------------      -------------------------------
                                                               2000             1999              2000               1999
                                                          ------------      ------------      ------------      -------------
OPERATIONS
  Net Investment income (loss) ......................     $  1,241,083      $    745,675      $  2,663,672      $   (630,761)
  Capital gains distributions received ..............                0                 0             6,842           109,889
  Realized gain (loss) on shares redeemed ...........                0                 0            10,174           (35,648)
  Net change in unrealized gain (loss) on investments                0                 0         1,698,383          (257,741)
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................        1,241,083           745,675         4,379,071          (814,261)
                                                          ------------      ------------      ------------      ------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................       13,386,004        20,587,959         8,270,811        25,513,762
  Surrenders, Withdrawals, and Death Benefits .......       (3,578,567)       (1,560,658)       (4,180,732)       (2,622,110)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................       (6,528,313)       (9,451,903)       (4,272,876)       (2,738,166)
  Withdrawal Charge .................................           (6,091)           (4,267)          (18,765)          (13,810)
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................        3,273,033         9,571,131          (201,562)       20,139,676
                                                          ------------      ------------      ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............        4,514,116        10,316,806         4,177,509        19,325,415

NET ASSETS
  Beginning of period ...............................       28,752,580        18,435,774        53,371,206        34,045,791
                                                          ------------      ------------      ------------      ------------
  End of period .....................................     $ 33,266,696      $ 28,752,580      $ 57,548,715      $ 53,371,206
                                                          ============      ============      ============      ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                            SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

           PRUDENTIAL                        PRUDENTIAL                       PRUDENTIAL                       PRUDENTIAL
        HIGH YIELD BOND                     STOCK INDEX                         VALUE                            EQUITY
           PORTFOLIO                         PORTFOLIO                        PORTFOLIO                        PORTFOLIO
------------------------------    ------------------------------   ------------------------------    ------------------------------
    2000              1999             2000             1999            2000             1999            2000               1999
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------
$  3,562,324      $   (366,349)   $   (464,401)     $   (176,090)  $    400,444      $    433,830    $    323,413      $    211,078
           0                 0       2,863,157           949,132      3,487,192         5,329,219      10,713,352         7,676,793
    (550,885)         (338,945)        976,715           597,412     (1,180,610)         (449,569)     (1,212,494)         (157,198)
  (6,270,538)        1,670,217     (12,703,576)       10,649,026      3,351,796          (957,621)     (8,713,857)       (2,245,221)
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------


  (3,259,099)          964,923      (9,328,105)       12,019,480      6,058,822         4,355,859       1,110,414         5,485,452
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------


   5,155,359        11,536,600      11,253,421        27,516,374      3,405,054        10,395,500       7,038,001        23,050,765
  (2,563,684)       (2,796,061)     (4,925,619)       (2,569,693)    (3,547,240)       (2,776,500)     (4,792,644)       (3,369,896)

  (2,529,001)       (2,836,829)     (2,149,068)        1,936,162     (4,513,524)       (3,807,475)     (5,982,336)       (1,203,966)
     (12,747)          (11,597)        (26,583)          (20,898)       (16,334)          (17,330)        (23,140)          (20,687)
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------



      49,927         5,892,113       4,152,151        26,861,945     (4,672,044)        3,794,195      (3,760,119)       18,456,216
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------

  (3,209,172)        6,857,036      (5,175,954)       38,881,425      1,386,778         8,150,054      (2,649,705)       23,941,668


  35,698,410        28,841,374      86,939,050        48,057,625     48,636,634        40,486,580      68,585,671        44,644,003
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------
$ 32,489,238      $ 35,698,410    $ 81,763,096      $ 86,939,050   $ 50,023,412      $ 48,636,634    $ 65,935,966      $ 68,585,671
============      ============    ============      ============   ============      ============    ============      ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended  December 31, 2000 and 1999

                                                                                        SUBACCOUNTS
                                                          ----------------------------------------------------------------------

                                                                     PRUDENTIAL                           PRUDENTIAL
                                                                      JENNISON                              GLOBAL
                                                                      PORTFOLIO                            PORTFOLIO
                                                          --------------------------------      --------------------------------
                                                               2000               1999              2000               1999
                                                          -------------      -------------      -------------      -------------
OPERATIONS
  Net Investment income (loss) ......................     $  (1,542,622)     $    (795,336)     $    (106,457)     $     (84,519)
  Capital gains distributions received ..............        14,153,502          4,118,355          1,021,921             50,018
  Realized gain (loss) on shares redeemed ...........         2,324,009            978,248            260,168            131,717
  Net change in unrealized gain (loss) on investments       (38,063,650)        21,649,324         (4,471,520)         3,919,633
                                                          -------------      -------------      -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................       (23,128,761)        25,950,591         (3,295,888)         4,016,849
                                                          -------------      -------------      -------------      -------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................        21,585,291         33,031,211          4,819,534          5,088,201
  Surrenders, Withdrawals, and Death Benefits .......       (12,389,690)        (3,231,132)          (937,384)          (408,097)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................         7,270,796         10,694,501            123,970            364,430
  Withdrawal Charge .................................           (36,928)           (21,415)            (4,231)            (2,247)
                                                          -------------      -------------      -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................        16,429,469         40,473,165          4,001,889          5,042,287
                                                          -------------      -------------      -------------      -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............        (6,699,292)        66,423,756            706,001          9,059,136

NET ASSETS
  Beginning of period ...............................       105,709,375         39,285,619         13,903,838          4,844,702
                                                          -------------      -------------      -------------      -------------
  End of period .....................................     $  99,010,083      $ 105,709,375      $  14,609,839      $  13,903,838
                                                          =============      =============      =============      =============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                           SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               JANUS ASPEN
             AIM V.I.                                                         JANUS ASPEN                     INTERNATIONAL
           GROWTH AND                          AIM V.I.                         GROWTH                            GROWTH
           INCOME FUND                       VALUE FUND                        PORTFOLIO                        PORTFOLIO
------------------------------    ------------------------------    ------------------------------    -----------------------------
     2000             1999             2000             1999             2000             1999             2000            1999
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------

$    (248,048)   $     (89,148)   $    (433,720)   $    (188,475)   $     433,718    $    (202,693)   $     115,913   $    (171,749)
      527,290           61,885        1,440,901          403,982        2,310,730           88,325        1,176,622               0
      390,391          115,409          149,649          130,602          339,348          173,572          417,302         157,018
   (3,990,028)       3,932,741       (7,232,965)       4,885,809      (10,035,520)       7,276,124       (8,747,964)     11,553,620
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------


   (3,320,395)       4,020,887       (6,076,135)       5,231,918       (6,951,724)       7,335,328       (7,038,127)     11,538,889
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------


    3,735,838        5,166,436        8,904,928       12,644,254        9,811,347       10,424,660       10,095,893       6,247,580
   (1,206,500)        (525,606)      (1,842,812)      (1,273,721)      (2,183,658)        (581,178)      (1,604,235)       (601,028)

      261,174          330,039        1,899,380        2,065,982        4,499,922        3,802,129        2,189,730          45,025
       (5,745)          (4,104)          (8,217)          (4,688)          (9,576)          (4,727)          (8,443)         (4,632)
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------



    2,784,767        4,966,765        8,953,279       13,431,827       12,118,035       13,640,884       10,672,945       5,686,945
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------

     (535,628)       8,987,652        2,877,144       18,663,745        5,166,311       20,976,212        3,634,818      17,225,834


   18,117,557        9,129,905       29,733,016       11,069,271       31,011,122       10,034,910       27,887,749      10,661,915
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------
$  17,581,929    $  18,117,557    $  32,610,160    $  29,733,016    $  36,177,433    $  31,011,122    $  31,522,567   $  27,887,749
=============    =============    =============    =============    =============    =============    =============   =============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                                       SUBACCOUNTS
                                                          ------------------------------------------------------------------

                                                                        MFS                                 MFS
                                                                     EMERGING                            RESEARCH
                                                                   GROWTH SERIES                          SERIES
                                                          ------------------------------      ------------------------------
                                                               2000             1999              2000               1999
                                                          ------------      ------------      ------------      ------------
OPERATIONS
  Net Investment income (loss) ......................     $   (493,407)     $   (244,459)     $   (143,700)     $    (94,847)
  Capital gains distributions received ..............        1,916,801                 0           674,649            77,540
  Realized gain (loss) on shares redeemed ...........          689,463           282,067           249,433           178,470
  Net change in unrealized gain (loss) on investments      (10,492,952)       12,666,424        (1,486,381)        1,609,825
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................       (8,380,095)       12,704,032          (705,999)        1,770,988
                                                          ------------      ------------      ------------      ------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................        7,360,726         6,302,950         1,444,974         2,112,145
  Surrenders, Withdrawals, and Death Benefits .......       (1,654,488)       (1,002,137)         (788,559)         (582,758)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................        3,602,697           904,500            37,434          (100,128)
  Withdrawal Charge .................................           (9,948)           (5,935)           (2,642)           (2,312)
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................        9,298,987         6,199,378           691,207         1,426,947
                                                          ------------      ------------      ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............          918,892        18,903,410           (14,792)        3,197,935

NET ASSETS
  Beginning of period ...............................       31,319,807        12,416,397         9,982,879         6,784,944
                                                          ------------      ------------      ------------      ------------
  End of period .....................................     $ 32,238,699      $ 31,319,807      $  9,968,087      $  9,982,879
                                                          ============      ============      ============      ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
             OCC                             OCC                                                           T. ROWE PRICE
      ACCUMULATION TRUST              ACCUMULATION TRUST                  T. ROWE PRICE                    INTERNATIONAL
           MANAGED                        SMALL CAP                       EQUITY INCOME                        STOCK
          PORTFOLIO                       PORTFOLIO                         PORTFOLIO                        PORTFOLIO
----------------------------    -----------------------------     -----------------------------    -----------------------------
     2000           1999            2000             1999             2000             1999            2000             1999
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------
$     11,950    $      3,081    $    (78,938)    $    (60,909)    $    104,346     $     84,112    $    (46,201)    $    (33,235)
   2,339,466       1,001,944               0                0        1,031,541          724,724         164,443           64,020
    (380,848)        101,347          74,093         (107,172)         (86,891)          97,954         280,168           47,077
     212,633          40,116       3,591,908          (53,970)         892,183         (659,400)     (1,463,014)       1,220,987
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------


   2,183,201       1,146,488       3,587,063         (222,051)       1,941,179          247,390      (1,064,604)       1,298,849
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------


   1,058,778       5,808,566       1,012,041        1,634,865        1,848,386        4,344,662         986,673        1,459,317
  (2,062,465)     (1,697,629)       (789,037)        (372,014)      (1,090,032)        (681,456)       (259,422)         (99,219)

  (3,569,997)     (2,100,849)        (96,204)        (192,001)      (1,110,600)        (557,938)        (31,022)        (120,911)
     (12,008)        (13,260)         (2,820)          (2,815)          (5,886)          (6,226)         (1,354)          (1,019)
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------



  (4,585,692)      1,996,828         123,980        1,068,035         (358,132)       3,099,042         694,875        1,238,168
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------

  (2,402,491)      3,143,316       3,711,043          845,984        1,583,047        3,346,432        (369,729)       2,537,017


  32,320,124      29,176,808       8,588,764        7,742,780       17,067,981       13,721,549       5,704,743        3,167,726
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------
$ 29,917,633    $ 32,320,124    $ 12,299,807     $  8,588,764     $ 18,651,028     $ 17,067,981    $  5,335,014     $  5,704,743
============    ============    ============     ============     ============     ============    ============     ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                                      SUBACCOUNTS
                                                          ------------------------------------------------------------------
                                                                     GLOBAL                              PRUDENTIAL
                                                                  POST-VENTURE                      SMALL CAPITALIZATION
                                                                     CAPITAL                               STOCK
                                                                    PORTFOLIO                            PORTFOLIO
                                                          ------------------------------      ------------------------------
                                                              2000              1999              2000               1999
                                                          ------------      ------------      ------------      ------------
OPERATIONS
  Net Investment income (loss) ......................     $    (77,391)     $    (29,652)     $    (56,556)     $    (35,775)
  Capital gains distributions received ..............          656,827                 0           312,992            23,062
  Realized gain (loss) on shares redeemed ...........          165,762            39,525            62,706           (29,180)
  Net change in unrealized gain (loss) on investments       (2,228,952)        1,314,182           388,097           443,217
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................       (1,483,754)        1,324,055           707,239           401,324
                                                          ------------      ------------      ------------      ------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................        1,931,206           895,813         2,597,331         5,611,087
  Surrenders, Withdrawals, and Death Benefits .......         (342,469)         (138,965)         (337,190)          (73,905)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................        1,230,568           (22,107)          791,917        (1,723,101)
  Withdrawal Charge .................................           (1,615)             (943)           (2,046)             (319)
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................        2,817,690           733,798         3,050,012         3,813,762
                                                          ------------      ------------      ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............        1,333,936         2,057,853         3,757,251         4,215,086

NET ASSETS
  Beginning of period ...............................        3,815,026         1,757,173         4,859,464           644,378
                                                          ------------      ------------      ------------      ------------
  End of period .....................................     $  5,148,962      $  3,815,026      $  8,616,715      $  4,859,464
                                                          ============      ============      ============      ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL                      PRUDENTIAL
            AMERICAN                          FRANKLIN                           20/20                         DIVERSIFIED
           CENTURY VP                        SMALL CAP                           FOCUS                     CONSERVATIVE GROWTH
           VALUE FUND                           FUND                           PORTFOLIO*                       PORTFOLIO*
-----------------------------     -----------------------------     -----------------------------     -----------------------------
     2000             1999             2000            1999              2000            1999             2000             1999
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$    (11,022)    $    (12,817)    $    (78,167)    $    (19,882)    $    (70,909)    $    (10,765)    $    346,862     $    342,534
      81,411           25,992           99,312            9,272          125,433            1,055          126,471                0
     (71,303)          (4,884)          19,777            8,739          220,693           43,712          968,142          503,805
     617,349         (170,884)      (2,093,394)       1,248,012         (742,853)         588,285       (1,192,152)        (397,267)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     616,435         (162,593)      (2,052,472)       1,246,141         (467,636)         622,287          249,323          449,072
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     518,450        2,025,894        4,556,954        2,090,380        2,990,551        3,536,510        3,770,484        7,341,487
     944,497          (25,889)        (409,209)         (55,042)        (318,288)         (66,772)      (1,607,040)        (130,748)

    (100,008)         418,783        2,586,182          589,566          625,968        1,242,428        1,010,165          557,551
        (395)            (101)          (1,627)            (143)          (1,602)            (119)          (2,477)             (18)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------



   1,362,544        2,418,687        6,732,300        2,624,761        3,296,629        4,712,047        3,171,132        7,768,272
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   1,978,979        2,256,094        4,679,828        3,870,902        2,828,993        5,334,334        3,420,455        8,217,344


   2,400,228          144,134        4,186,264          315,362        5,334,334                0        8,217,344                0
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$  4,379,207     $  2,400,228     $  8,866,092     $  4,186,264     $  8,163,327     $  5,334,334     $ 11,637,799     $  8,217,344
============     ============     ============     ============     ============     ============     ============     ============


* Became available on May 3, 1999




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                 SUBACCOUNTS
                                                         ---------------------------

                                                            DAVIS          PREMIER
                                                            VALUE          GROWTH
                                                          PORTFOLIO**    PORTFOLIO**
                                                         -----------     -----------
                                                             2000            2000
                                                         -----------     -----------
OPERATIONS
  Net Investment income (loss) ......................    $    (5,571)    $    (7,487)
  Capital gains distributions received ..............         27,163          11,785
  Realized gain (loss) on shares redeemed ...........         (1,215)         (2,232)
  Net change in unrealized gain (loss) on investments          3,870        (275,578)
                                                         -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................         24,247        (273,512)
                                                         -----------     -----------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................        438,528         243,044
  Surrenders, Withdrawals, and Death Benefits .......      2,297,249       1,342,519
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................        567,084         149,772
  Withdrawal Charge .................................            (32)             (3)
                                                         -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................      3,302,829       1,735,332
                                                         -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............      3,327,076       1,461,820

NET ASSETS
  Beginning of period ...............................              0               0
                                                         -----------     -----------
  End of period .....................................    $ 3,327,076     $ 1,461,820
                                                         ===========     ===========


** Became available May 1, 2000


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                        NOTES TO FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2000


NOTE 1: GENERAL

     Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by the Prudential Insurance Company of America ("Prudential"). The assets of the account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Discovery Select Variable Annuity contracts ("Discovery Select") and Discovery Choice Variable Annuity contracts, Basic and Enhanced ("Discovery Choice") are invested in the Account. The Discovery Choice Contract is considered Basic and Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are twenty-six subaccounts within the Account, each of which invests in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), or any of the non-Prudential administered funds shown in Note 3. Investment options vary by contract. See Footnote 4 for the options available to a specific contract.

     The Series Fund is a diversified open-end management investment company, and is managed by Prudential. The Discovery Select and Discovery Choice Variable Annuity subaccounts of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account became available on January 24, 1997 and May 1, 1999, respectively.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     INVESTMENTS--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

     SECURITY TRANSACTIONS--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

     DISTRIBUTIONS RECEIVED--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

     The net asset value per share for each portfolio of the Series Fund, or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 2000 were as follows:

                                                                            SUBACCOUNTS
                                      -----------------------------------------------------------------------------------------

                                        PRUDENTIAL        PRUDENTIAL         PRUDENTIAL        PRUDENTIAL
                                           MONEY          DIVERSIFIED        HIGH YIELD           STOCK            PRUDENTIAL
                                          MARKET              BOND              BOND              INDEX              VALUE
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):           3,326,670         5,101,836          5,291,407          2,114,927          2,444,937
     Net asset value per share:       $     10.00000    $        11.28     $         6.14     $        38.66     $        20.46
     Cost:                            $   33,266,696    $   56,416,197     $   40,478,914     $   76,956,822     $  153,060,954


                                                                       SUBACCOUNTS (CONTINUED)
                                      -----------------------------------------------------------------------------------------
                                                                                                  AIM V.I.
                                                                                                  GROWTH
                                        PRUDENTIAL        PRUDENTIAL         PRUDENTIAL             AND              AIM V.I.
                                          EQUITY           JENNISON            GLOBAL             INCOME              VALUE
                                        PORTFOLIO         PORTFOLIO          PORTFOLIO             FUND               FUND
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):           2,691,264         4,310,408            618,799            671,322          1,194,511
     Net asset value per share:       $        24.50    $        22.97     $        23.61     $        26.19     $        27.30
     Cost:                            $   80,822,572    $  108,615,004     $   14,846,693     $   15,995,967     $   33,168,757


                                                                       SUBACCOUNTS (CONTINUED)
                                      -----------------------------------------------------------------------------------------
                                                             JANUS                                                     OCC
                                           JANUS             ASPEN              MFS                               ACCUMULATION
                                           ASPEN         INTERNATIONAL        EMERGING             MFS                TRUST
                                          GROWTH            GROWTH             GROWTH            RESEARCH            MANAGED
                                         PORTFOLIO         PORTFOLIO           SERIES             SERIES            PORTFOLIO
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):           1,366,217         1,020,148          1,117,459            479,237            692,538
     Net asset value per share:       $        26.48    $        30.90     $        28.85     $        20.80     $        43.20
     Cost:                            $   37,091,111    $   27,849,856     $   27,621,274     $    8,832,010     $   28,890,941


                                                                       SUBACCOUNTS (CONTINUED)
                                      ------------------------------------------------------------------------------------------
                                            OCC              T.ROWE            T.ROWE                              PRUDENTIAL
                                       ACCUMULATION           PRICE             PRICE             GLOBAL             SMALL
                                           TRUST             EQUITY         INTERNATIONAL      POST-VENTURE      CAPITALIZATION
                                         SMALL CAP           INCOME             STOCK               CAP              STOCK
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):             381,271           954,017            354,016            378,018            503,607
     Net asset value per share:       $        32.26    $        19.55     $        15.07     $        13.62     $        17.11
     Cost:                            $    9,339,750    $   17,995,849     $    5,402,938     $    5,933,644     $    7,749,771


                                                                       SUBACCOUNTS (CONTINUED)
                                      ------------------------------------------------------------------------------------------
                                                                                                PRUDENTIAL
                                         AMERICAN                            PRUDENTIAL        DIVERSIFIED
                                          CENTURY          FRANKLIN            20/20           CONSERVATIVE          DAVIS
                                         VP VALUE          SMALL CAP           FOCUS              GROWTH             VALUE
                                           FUND              FUND            PORTFOLIO*         PORTFOLIO*         PORTFOLIO**
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):             656,553           419,399            742,796          1,145,453            300,821
     Net asset value per share:       $         6.67    $       21.14      $        10.99     $        10.16     $        11.06
     Cost:                            $    3,929,235    $    9,680,693     $    8,317,897     $   13,227,214     $    3,323,206


                                        SUBACCOUNTS
                                        (CONTINUED)
                                      --------------


                                          PREMIER
                                          GROWTH
                                        PORTFOLIO**
                                      --------------

     Number of Shares (rounded):              45,782
     Net asset value per share:       $        31.93
     Cost:                            $    1,737,398

      * Became available on May 3, 1999

     ** Became available on May 1, 2000

NOTE 4: CONTRACT OWNER UNIT INFORMATION

     Outstanding contract owner units (rounded), unit value and total value of contract owner equity at December 31, 2000 were as follows:

                                                                               SUBACCOUNTS
                                                 -----------------------------------------------------------------------

                                                  PRUDENTIAL     PRUDENTIAL     PRUDENTIAL    PRUDENTIAL
                                                    MONEY        DIVERSIFIED    HIGH YIELD       STOCK       PRUDENTIAL
                                                    MARKET          BOND           BOND          INDEX          VALUE
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........     22,639,187     45,259,883     28,565,345     40,625,059     24,717,539
     Unit Value (DISCOVERY SELECT) ..........    $   1.22545    $   1.27085    $   1.13618    $   2.01096    $   2.02329
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $27,743,192    $57,518,523    $32,455,374    $81,695,369    $50,010,750
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...      5,211,956         27,849         36,223         70,042         10,299
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   1.05533    $   1.08412    $   0.93488    $   0.96694    $   1.22938
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $ 5,500,333    $    30,192    $    33,864    $    67,727    $    12,662
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)          22,034              0              0              0              0
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   1.05162    $   1.08028    $   0.93187    $   0.96361    $   1.22510
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $    23,171    $         0    $         0    $         0    $         0
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $33,266,696    $57,548,715    $32,489,238    $81,763,096    $50,023,412
                                                 ===========    ===========    ===========    ===========    ===========


                                                                         SUBACCOUNTS (CONTINUED)
                                                 -----------------------------------------------------------------------
                                                                                               AIM V.I.
                                                                                                GROWTH
                                                  PRUDENTIAL    PRUDENTIAL     PRUDENTIAL         AND          AIM V.I.
                                                    EQUITY       JENNISON        GLOBAL         INCOME          VALUE
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO        FUND            FUND
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........     36,432,147     43,123,474      7,911,406      9,720,950     18,081,829
     Unit Value (DISCOVERY SELECT) ..........    $   1.80930    $   2.29341    $   1.84646    $   1.80711    $   1.80208
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $65,916,684    $98,899,807    $14,608,095    $17,566,825    $32,584,903
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...         17,638         78,850          1,724          5,248          2,450
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   1.09324    $   0.96042    $   1.01116    $   0.97850    $   0.93510
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $    19,282    $    75,729    $     1,744    $     5,135    $     2,291
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)               0         36,097              0         10,224         24,644
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   1.08949    $   0.95707    $   1.00770    $   0.97504    $   0.93193
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $         0    $    34,547    $         0    $     9,969    $    22,966
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $65,935,966    $99,010,084    $14,609,839    $17,581,929    $32,610,160
                                                 ===========    ===========    ===========    ===========    ===========

                                                                          SUBACCOUNTS (CONTINUED)
                                                 ------------------------------------------------------------------------
                                                                   JANUS                                         OCC
                                                    JANUS          ASPEN           MFS                      ACCUMULATION
                                                    ASPEN      INTERNATIONAL    EMERGING          MFS           TRUST
                                                    GROWTH        GROWTH         GROWTH        RESEARCH        MANAGED
                                                  PORTFOLIO      PORTFOLIO       SERIES         SERIES        PORTFOLIO
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........     18,498,576     14,820,457     15,272,415      5,861,621     19,918,367
     Unit Value (DISCOVERY SELECT) ..........    $   1.95266    $   2.12110    $   2.10566    $   1.69985    $   1.50197
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $36,121,429    $31,435,671    $32,158,513    $ 9,963,876    $29,916,790
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...         43,345         50,042         47,430              0            793
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   0.96738    $   1.21117    $   1.16292    $   1.08013    $   1.06280
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $    41,931    $    60,610    $    55,157    $         0    $       843
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)          14,597         21,778         21,596          3,912              0
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   0.96404    $   1.20698    $   1.15896    $   1.07640    $   1.05914
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $    14,073    $    26,286    $    25,029    $     4,211    $         0
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $36,177,433    $31,522,566    $32,238,700    $ 9,968,087    $29,917,633
                                                 ===========    ===========    ===========    ===========    ===========


                                                                          SUBACCOUNTS (CONTINUED)
                                                 -------------------------------------------------------------------------
                                                     OCC          T.ROWE         T.ROWE                       PRUDENTIAL
                                                 ACCUMULATION      PRICE          PRICE          GLOBAL         SMALL
                                                    TRUST         EQUITY      INTERNATIONAL   POST-VENTURE  CAPITALIZATION
                                                  SMALL CAP       INCOME          STOCK           CAP           STOCK
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........      7,859,955     11,413,962      4,135,787      3,551,848      5,540,523
     Unit Value (DISCOVERY SELECT) ..........    $   1.56487    $   1.63398    $   1.28651    $   1.44905    $   1.55006
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $12,299,807    $18,650,186    $ 5,320,731    $ 5,146,805    $ 8,588,143
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...              0            775         13,769          1,273         22,877
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   1.48533    $   1.08661    $   0.97128    $   1.11704    $   1.24898
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $         0    $       842    $    13,374    $     1,422    $    28,572
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)               0              0            939            661              0
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   1.48018    $   1.08280    $   0.96798    $   1.11318    $   1.24466
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $         0    $         0    $       909    $       735    $         0
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $12,299,807    $18,651,028    $ 5,335,014    $ 5,148,962    $ 8,616,715
                                                 ===========    ===========    ===========    ===========    ===========

                                                                          SUBACCOUNTS (CONTINUED)
                                                 -----------------------------------------------------------------------
                                                                                              PRUDENTIAL
                                                   AMERICAN                     PRUDENTIAL    DIVERSIFIED
                                                   CENTURY        FRANKLIN        20/20       CONSERVATIVE      DAVIS
                                                   VP VALUE       SMALL CAP       FOCUS          GROWTH         VALUE
                                                     FUND           FUND        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........      3,271,112      4,980,000      7,425,122     10,776,781      3,277,583
     Unit Value (DISCOVERY SELECT) ..........    $   1.33658    $   1.76141    $   1.09942    $   1.07605    $   0.99182
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $ 4,372,103    $ 8,771,822    $ 8,163,327    $11,596,355    $ 3,250,772
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...          1,428         45,364              0         38,373         69,860
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   1.13626    $   1.04863    $   1.06732    $   1.08004    $   0.99213
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $     1,623    $    47,570    $         0    $    41,444    $    69,310
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)           4,840         44,692              0              0          7,063
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   1.13250    $   1.04494    $   1.06356    $   1.07631    $   0.99026
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $     5,481    $    46,700    $         0    $         0    $     6,994
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $ 4,379,207    $ 8,866,092    $ 8,163,327    $11,637,799    $ 3,327,076
                                                 ===========    ===========    ===========    ===========    ===========


                                                 SUBACCOUNTS
                                                 (CONTINUED)
                                                 -----------


                                                   PREMIER
                                                   GROWTH
                                                  PORTFOLIO
                                                 -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........     1,767,797
     Unit Value (DISCOVERY SELECT) ..........    $  0.79874
                                                 ----------
     Contract Owner Equity (DISCOVERY SELECT)    $1,412,010
                                                 ----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...        62,336
     Unit Value (DISCOVERY CHOICE BASIC) ....    $  0.79906
                                                 ----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $   49,810
                                                 ----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)              0
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $  0.79742
                                                 ----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $        0
                                                 ----------
     TOTAL CONTRACT OWNER EQUITY ............    $1,461,820
                                                 ==========

NOTE 5: CHARGES AND EXPENSES

     A. Mortality Risk and Expense Risk Charges

        The mortality risk and expense risk charges, at an effective annual rate of 1.25%, 1.35%, and 1.65% are applied daily against the net assets representing equity of Discovery Select, Discovery Choice Basic, and Discovery Choice Enhanced, contract owners held in each subaccount. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey.

     B. Administration Charges

        The administration charges at an effective annual rate of .15% are applied daily against the net assets representing equity of Discovery Select contract owners held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners.

     C. Withdrawal charge

        A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

NOTE 6: TAXES

     Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

NOTE 7: UNIT ACTIVITY

     Transactions in units (including transfers among subaccounts) for the periods ended December 31, 2000 and 1999 were as follows:

                                                                             SUBACCOUNTS
                                   -----------------------------------------------------------------------------------------------
                                            PRUDENTIAL                        PRUDENTIAL                        PRUDENTIAL
                                           MONEY MARKET                    DIVERSIFIED BOND                  HIGH YIELD BOND
                                            PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                                   ---------------------------       ---------------------------        --------------------------
                                      2000             1999             2000             1999             2000             1999
                                   ----------       ----------       ----------       ----------        ---------       ----------
Contract Owner Contributions:      87,460,195       33,897,097       10,011,311       25,761,635        7,172,105       11,763,945
Contract Owner Redemptions:       (84,166,706)     (25,634,420)     (10,162,510)      (8,699,635)      (7,102,103)      (7,010,058)


                                                                       SUBACCOUNTS (CONTINUED)
                                   -----------------------------------------------------------------------------------------------
                                            PRUDENTIAL                        PRUDENTIAL                        PRUDENTIAL
                                           STOCK INDEX                          VALUE                             EQUITY
                                            PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                                    --------------------------        --------------------------        --------------------------
                                       2000            1999              2000             1999             2000            1999
                                    ---------       ----------        ---------        ---------        ---------       ----------
Contract Owner Contributions:       7,626,487       18,376,082        3,561,042        7,863,227        6,274,962       15,834,124
Contract Owner Redemptions:        (5,717,662)      (5,079,159)      (6,231,654)      (5,775,217)      (8,434,106)      (5,102,608)


                                                                       SUBACCOUNTS (CONTINUED)
                                   -----------------------------------------------------------------------------------------------
                                           PRUDENTIAL                        PRUDENTIAL                         AIM V.I.
                                            JENNISON                           GLOBAL                          GROWTH AND
                                            PORTFOLIO                         PORTFOLIO                        INCOME FUND
                                   ---------------------------       ---------------------------        --------------------------
                                      2000             1999             2000              1999            2000              1999
                                   ----------       ----------       ----------        ---------        ---------        ---------
Contract Owner Contributions:      14,411,099       24,417,751       21,661,363        3,721,323        2,621,441        3,639,248
Contract Owner Redemptions:        (8,732,059)      (6,437,450)     (19,861,878)        (722,920)      (1,333,087)        (827,759)


                                                                       SUBACCOUNTS (CONTINUED)
                                    ----------------------------------------------------------------------------------------------
                                                                                                               JANUS ASPEN
                                                                             JANUS ASPEN                      INTERNATIONAL
                                         AIM V.I. VALUE                        GROWTH                            GROWTH
                                              FUND                            PORTFOLIO                         PORTFOLIO
                                    --------------------------        --------------------------       ---------------------------
                                       2000             1999             2000             1999            2000             1999
                                    ---------        ---------        ---------        ---------       ----------        ---------
Contract Owner Contributions:       6,491,604        8,587,786        7,895,526        8,238,129       21,840,550        4,827,570
Contract Owner Redemptions:        (2,270,384)      (1,323,432)      (2,714,172)      (1,008,870)     (17,847,672)      (1,418,784)


                                                                       SUBACCOUNTS (CONTINUED)
                                    ----------------------------------------------------------------------------------------------
                                               MFS                               MFS                               OCC
                                         EMERGING GROWTH                      RESEARCH                     ACCUMULATION TRUST
                                             SERIES                            SERIES                           PORTFOLIO
                                    --------------------------        --------------------------        --------------------------
                                       2000             1999             2000             1999             2000             1999
                                    ---------        ---------        ---------        ---------        ---------        ---------
Contract Owner Contributions:       6,339,719        5,128,422        1,225,505        1,681,969        1,917,746        5,334,023
Contract Owner Redemptions:        (2,791,041)      (1,483,651)        (870,837)        (754,038)      (5,287,333)      (3,815,439)


                                                                       SUBACCOUNTS (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                         OCC ACCUMULATION                    T. ROWE PRICE                     T. ROWE PRICE
                                          TRUST SMALL CAP                    EQUITY INCOME                  INTERNATIONAL STOCK
                                             PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                                    --------------------------        --------------------------       ---------------------------
                                       2000             1999             2000             1999            2000              1999
                                    ---------        ---------        ---------        ---------       ----------        ---------
Contract Owner Contributions:       1,740,403        2,444,933        2,358,082        3,692,979       17,619,988        1,432,991
Contract Owner Redemptions:        (1,684,797)      (1,452,334)      (2,588,836)      (1,624,397)     (17,062,693)        (463,232)

                                                                 SUBACCOUNTS (CONTINUED)
                                  ------------------------------------------------------------------------------------
                                            GLOBAL                   PRUDENTIAL SMALL                 AMERICAN
                                         POST-VENTURE              CAPITALIZATION STOCK                CENTURY
                                      CAPITAL PORTFOLIO                 PORTFOLIO                   VP VALUE FUND
                                  ------------------------      ------------------------      ------------------------
                                     2000           1999           2000           1999           2000           1999
                                  ---------      ---------      ---------      ---------      ---------      ---------
Contract Owner Contributions:     4,807,184        922,360      2,827,779      4,762,945      1,822,825      2,093,750
Contract Owner Redemptions:      (3,358,094)      (375,563)      (752,392)    (1,788,983)      (637,785)      (124,281)


                                                                 SUBACCOUNTS (CONTINUED)
                                  ------------------------------------------------------------------------------------
                                           FRANKLIN                     PRUDENTIAL                   PRUDENTIAL
                                           SMALL CAP                   20/20 FOCUS            DIVERSIFIED CONSERVATIVE
                                             FUND                       PORTFOLIO*                GROWTH PORTFOLIO*
                                  ------------------------      ------------------------      ------------------------
                                     2000           1999           2000           1999           2000           1999
                                  ---------      ---------      ---------      ---------      ---------      ---------
Contract Owner Contributions:     3,799,667      1,819,593      4,028,725      4,691,336      5,501,914      7,998,404
Contract Owner Redemptions:        (685,444)      (117,111)    (1,130,286)      (164,653)    (2,503,274)      (181,891)


                                                 SUBACCOUNTS (CONTINUED)
                                  ------------------------------------------------------
                                                                        PREMIER
                                          DAVIS VALUE                    GROWTH
                                          PORTFOLIO**                  PORTFOLIO**
                                  ------------------------      ------------------------
                                     2000           1999           2000           1999
                                  ---------      ---------      ---------       --------
Contract Owner Contributions:     3,477,216              0      1,939,665              0
Contract Owner Redemptions:        (122,711)             0       (109,533)             0


 * Became available on May 3, 1999

** Became available on May 1, 2000

NOTE 8: PURCHASES AND SALES OF INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the period ended December 31, 2000 were as follows:

                                                           PORTFOLIOS
                        --------------------------------------------------------------------------------
                          PRUDENTIAL       PRUDENTIAL       PRUDENTIAL       PRUDENTIAL
                            MONEY         DIVERSIFIED       HIGH YIELD         STOCK         PRUDENTIAL
                            MARKET            BOND             BOND            INDEX           VALUE
                          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                        ------------     ------------     ------------     ------------     ------------
     Purchases ..       $ 78,218,107     $  5,861,424     $  4,915,717     $  8,956,306     $  2,132,373
     Sales ......       $(75,315,214)    $ (6,821,349)    $ (5,347,174)    $ (6,024,556)    $ (7,434,780)


                                                      PORTFOLIOS (CONTINUED)
                        --------------------------------------------------------------------------------
                                                                             AIM V.I.
                          PRUDENTIAL      PRUDENTIAL       PRUDENTIAL        GROWTH &         AIM V.I.
                            EQUITY         JENNISON          GLOBAL           INCOME           VALUE
                          PORTFOLIO        PORTFOLIO       PORTFOLIO           FUND             FUND
                        ------------     ------------     ------------     ------------     ------------
     Purchases ..       $  4,272,067     $ 25,751,338     $ 23,691,626     $  4,090,923     $  9,691,314
     Sales ......       $ (8,935,745)    $(10,937,719)    $(19,914,591)    $ (1,578,675)    $ (1,213,116)


                                                      PORTFOLIOS (CONTINUED)
                        ---------------------------------------------------------------------------------
                                          JANUS ASPEN          MFS                               OCC
                         JANUS ASPEN     INTERNATIONAL      EMERGING            MFS         ACCUMULATION
                           GROWTH            GROWTH          GROWTH          RESEARCH       TRUST MANAGED
                          PORTFOLIO        PORTFOLIO        PORTFOLIO         SERIES          PORTFOLIO
                        ------------     ------------     ------------     ------------     -------------
     Purchases ..       $ 14,060,482     $ 30,625,105     $ 11,046,594     $  1,702,138     $  1,553,759
     Sales ......       $ (2,489,256)    $(20,435,231)    $ (2,241,014)    $ (1,158,561)    $ (6,546,466)


                                                      PORTFOLIOS (CONTINUED)
                        ----------------------------------------------------------------------------------
                             OCC         T.ROWE PRICE     T.ROWE PRICE        GLOBAL           SMALL
                        ACCUMULATION        EQUITY        INTERNATIONAL    POST-VENTURE    CAPITALIZATION
                         TRUST SMALL        INCOME            STOCK          CAPITAL           STOCK
                        CAP PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                        -------------    ------------     ------------     ------------     ------------
     Purchases ..       $  1,562,616     $  2,030,584     $ 16,306,086     $  6,945,482     $  3,573,686
     Sales ......       $ (1,572,780)    $ (2,624,206)    $(15,691,671)    $ (4,205,183)    $   (614,944)


                                                      PORTFOLIOS (CONTINUED)
                        ----------------------------------------------------------------------------------
                                                           PRUDENTIAL       PRUDENTIAL
                          AMERICAN        FRANKLIN           20/20         DIVERSIFIED
                          CENTURY         SMALL CAP          FOCUS         CONSERVATIVE     DAVIS VALUE
                          VP FUND           FUND           PORTFOLIO          GROWTH         PORTFOLIO
                        -----------      -----------      -----------      -----------      -----------
     Purchases ..       $ 1,973,125      $ 7,618,612      $ 4,476,175      $ 5,160,308      $ 3,369,085
     Sales ......       $  (653,416)     $  (997,928)     $(1,285,265)     $(2,134,173)     $   (81,357)

                        PORTFOLIOS
                        (CONTINUED)
                        ----------
                         ALLIANCE
                          PREMIER
                          GROWTH
                         PORTFOLIO
                        -----------
     Purchases ..       $ 1,860,204
     Sales ......       $  (132,359)

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of the
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life of New Jersey Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, Prudential Equity Portfolio, Prudential Jennison Portfolio, Prudential Global Portfolio, AIM VI Growth and Income Fund, AIM VI Value Fund, Janus Aspen Growth Portfolio, Janus Aspen International Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, OCC Accumulation Trust Managed Portfolio, OCC Accumulation Trust Small Cap Portfolio, T. Rowe Price Equity Income Portfolio,
T. Rowe Price International Stock Portfolio, Global Post-Venture Capital Portfolio, Prudential Small Capitalization Stock Portfolio, American Century VP Value Fund, Franklin Small Cap Fund, Prudential 20/20 Focus Portfolio, Prudential Diversified Conservative Growth Portfolio, Davis Value Portfolio and Premier Growth Portfolio) of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life of New Jersey Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2000 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
March 30, 2001

FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

   Pruco Life Insurance Company of New Jersey

   Statements of Financial Position
   December 31, 2000 and 1999 (In Thousands)
   -----------------------------------------------------------------------------

                                                                                   2000              1999
                                                                                ----------       ----------
   ASSETS
   Fixed maturities
      Available for sale, at fair value (amortized cost, 2000: $614,858; and
         1999: $604,223)                                                         $ 612,851        $ 585,271
      Held to maturity, at amortized cost (fair value, 2000: $7,259; and
         1999: $6,938)                                                               7,470            7,470
   Policy loans                                                                    152,111          143,815
   Short-term investments                                                           28,759                -
   Other long-term investments                                                       3,577            2,520
                                                                                ----------       ----------
           Total investments                                                       804,768          739,076
   Cash and cash equivalents                                                        65,237           27,590
   Deferred policy acquisition costs                                               116,653          129,184
   Accrued investment income                                                        13,781           12,492
   Receivables from affiliate                                                       22,265           16,231
   Other assets                                                                        292              474
   Separate Account assets                                                       1,805,584        1,827,484
                                                                                ----------       ----------
   TOTAL ASSETS                                                                 $2,828,580       $2,752,531
                                                                                ==========       ==========

   LIABILITIES AND STOCKHOLDER'S EQUITY
   Liabilities
   Policyholders' account balances                                               $ 434,442        $ 416,492
   Future policy benefits and other policyholder liabilities                       108,218          104,750
   Cash collateral for loaned securities                                            48,309           17,900
   Securities sold under agreements to repurchase                                    9,754                -
   Income taxes payable                                                             29,913           27,829
   Other liabilities                                                                 8,793            7,107
   Separate Account liabilities                                                  1,805,584        1,827,484
                                                                                ----------       ----------
   Total liabilities                                                             2,445,013        2,401,562
                                                                                ----------       ----------
   Contingencies - (See Footnote 11)
   Stockholder's Equity
   Common stock, $5 par value;
         400,000 shares, authorized;
         issued and outstanding at
         December 31, 2000 and 1999                                                  2,000            2,000
   Paid-in-capital                                                                 128,689          125,000
   Retained earnings                                                               253,641          230,057
   Accumulated other comprehensive (loss) income                                     (763)          (6,088)
                                                                                ----------       ----------
   Total stockholder's equity                                                      383,567          350,969
                                                                                ----------       ----------
   TOTAL LIABILITIES AND
       STOCKHOLDER'S EQUITY                                                     $2,828,580       $2,752,531
                                                                                ==========       ==========

                        See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Operations and Comprehensive Income
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
   -----------------------------------------------------------------------------------------------------------


                                                               2000              1999              1998
                                                             --------          --------         --------
   REVENUES
   Premiums                                                  $  5,717           $ 6,742         $  7,282
   Policy charges and fee income                               55,231            52,714           53,152
   Net investment income                                       54,524            47,600           47,032
   Realized investment (losses) gains, net                    (1,045)           (5,013)            8,446
   Asset management fees                                        8,467             7,407            5,641
   Other income                                                   331               386              114
                                                             --------          --------         --------

   Total revenues                                             123,225           109,836          121,667
                                                             --------          --------         --------

   BENEFITS AND EXPENSES

   Policyholders' benefits                                     28,201            26,237           30,679
   Interest credited to policyholders' account balances        19,326            18,846           19,038
   General, administrative and other expenses                  39,415            45,065           22,557
                                                             --------          --------         --------

   Total benefits and expenses                                 86,942            90,148           72,274
                                                             --------          --------         --------

   Income from operations before income taxes                  36,283            19,688           49,393
                                                             --------          --------         --------

   Income tax provision                                        12,699             6,891           17,570

   NET INCOME                                                  23,584            12,797           31,823

    Other comprehensive income (loss), net of tax:

      Unrealized gains (losses) on securities, net of
          reclassification adjustment                           5,325            (7,681)          (1,363)
                                                             --------          --------         --------

   TOTAL COMPREHENSIVE INCOME                                $ 28,909          $  5,116         $ 30,460
                                                             ========          ========         ========




                       See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Changes in Stockholder's Equity
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
   -----------------------------------------------------------------------------

                                                                                Accumulated
                                                                                   other          Total
                                      Common       Paid-in-       Retained     comprehensive  stockholder's
                                       stock        capital       earnings     income (loss)     equity
                                      ------       --------       --------     ------------   -------------
   Balance, December 31, 1997         $2,000       $125,000       $185,437        $ 2,956       $315,393
      Net income                           -              -         31,823              -         31,823
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -         (1,363)        (1,363)
                                      ------       --------       --------        -------       --------
   Balance, December 31, 1998          2,000        125,000        217,260          1,593        345,853
      Net income                           -              -         12,797              -         12,797
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -         (7,681)        (7,681)
                                      ------       --------       --------        -------       --------
   Balance, December 31, 1999          2,000        125,000        230,057         (6,088)       350,969
      Contribution                                    3,689                                        3,689
      Net income                           -              -         23,584              -         23,584
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -          5,325          5,325
                                      ------       --------       --------        -------       --------
   Balance, December 31, 2000         $2,000       $128,689       $253,641        $  (763)      $383,567
                                      ======       ========       ========        =======       ========




                       See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Cash Flows
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
   -----------------------------------------------------------------------------

                                                                         2000           1999           1998
                                                                       ---------      ---------    -----------
   CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income                                                       $ 23,584       $  12,797    $    31,823
      Adjustments to reconcile net income to net cash from
       (used in) operating activities:
         Policy charges and fee income                                   (9,881)        (11,399)        (5,180)
         Interest credited to policyholders' account balances            19,326          18,846         19,038
         Realized investment losses (gains), net                          1,045           5,013         (8,446)
         Amortization and other non-cash items                           (9,254)         18,092          2,497
         Change in:
           Future policy benefits and other policyholders' liabilities    3,468          14,918          5,304
           Accrued investment income                                     (1,289)           (283)         1,866
           Policy loans                                                  (8,296)         (4,372)       (12,137)
           Receivable from affiliates                                    (6,034)        (19,723)          (815)
           Deferred policy acquisition costs                             12,531         (15,261)       (12,298)
           Income taxes payable                                           2,084           2,504         (9,826)
           Contribution from parent                                       3,689               -              -
           Other, net                                                     1,868           2,523         (8,954)
                                                                       --------       ---------    -----------
   Cash Flows From Operating Activities                                  32,841          23,655          2,872
                                                                       --------       ---------    -----------
   CASH FLOWS FROM INVESTING ACTIVITIES:
      Proceeds from the sale/maturity of:
         Fixed maturities:
           Available for sale                                           396,117         702,380      1,001,096
      Payments for the purchase of:
         Fixed maturities:
           Available for sale                                          (411,579)       (695,198)    (1,029,988)
           Held to maturity                                                   -          (7,470)             -
      Other long term investments, net                                   (1,058)             99           (854)
      Cash collateral for loaned securities, net                         30,409         (16,524)           761
      Securities sold under agreements to repurchase, net                 9,754         (27,210)        27,210
      Short term investments, net                                       (28,756)         11,040          6,800
                                                                       --------       ---------    -----------
   Cash Flows (Used in) From Investing Activities                        (5,113)        (32,883)         5,025
                                                                       --------       ---------    -----------
   CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholders' account balances:
         Deposits                                                       170,978         258,417        298,391
         Withdrawals                                                   (161,060)       (264,373)      (298,149)
                                                                       --------       ---------    -----------
   Cash Flows From (Used in) Financing Activities                         9,918          (5,956)           242
                                                                       --------       ---------    -----------
   Net increase (decrease) in Cash and cash equivalents                  37,647         (15,184)         8,139
   Cash and cash equivalents, beginning of year                          27,590          42,774         34,635
                                                                       --------       ---------    -----------
   CASH and CASH EQUIVALENTS, END OF PERIOD                            $ 65,237       $  27,590    $    42,774
                                                                       ========       =========    ===========

   SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid                                                   $ 13,421       $     480      $  27,083
                                                                       ========       =========    ===========



                       See Notes to Financial Statements

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   1.  BUSINESS

   Pruco Life Insurance Company of New Jersey ("the Company") is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell individual life insurance, variable life insurance, variable annuities, and fixed annuities ("the Contracts") only in the states of New Jersey and New York.

   The Company is a wholly owned subsidiary of Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is in the process of reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, Prudential's Board of Directors authorized management to take the preliminary steps necessary to permit Prudential to demutualize and become a stock company. On July 1, 1998, legislation was enacted in New Jersey that would permit this demutualization to occur and that specified the process of demutualization. On December 15, 2000, Prudential's Board of Directors unanimously adopted the Plan of Reorganization, which provides the framework under which Prudential will convert from a mutual structure to stock ownership. Demutualization is a complex process involving development of a plan of reorganization, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan (with at least one million qualified policyholders voting) and review and approval by the New Jersey Commissioner of Banking and Insurance. Prudential is working toward completing this process in 2001. However, there is no certainty that the demutualization will be completed in this time frame or that the necessary approvals will be obtained. It is also possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

   The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual annuities.

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation
   The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. All significant intercompany transactions and balances have been eliminated in consolidation.

   Use of Estimates
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

   Investments
   Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income (loss)."

   Policy loans are carried at unpaid principal balances.

   Short-term investments, consisting of highly liquid debt instruments other than those held in "Cash and cash equivalents" with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

   Realized investment (losses) gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Cash and cash equivalents
   Includes cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

   Deferred Policy Acquisition Costs
   The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium defiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive
   (loss) income."

   Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.

   Prudential and the Company have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by Prudential or the Company for another form of policy or contract. These transactions are known as internal replacements. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense.

   Securities loaned
   Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

   Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

   Securities sold under agreements to repurchase
   Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

   Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

   Separate Account Assets and Liabilities
   Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income".

   Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

   Insurance Revenue and Expense Recognition
   Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

   Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

   Asset Management Fees
   The Company receives asset management fee income from policyholder account balances invested in The Prudential Series Fund ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products. In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential. Asset management fees are recognized as income as earned.

   Derivative Financial Instruments
   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates or foreign currency exchange rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities.

   To qualify for hedge accounting treatment, derivatives must be designated as hedges for existing assets, liabilities, firm commitments or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives is evaluated at the inception of the hedge and throughout the hedge period. All derivatives used by the Company are for other than trading purposes.

   Derivatives held for purposes other than trading are primarily used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix as part of the Company's risk management activities.

   See Note 10 for a discussion of the accounting treatment of derivatives that qualify for hedge accounting treatment. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are included in "Realized investment (losses)gains, net" without considering changes in fair value of the hedged assets or liabilities. Cash flows from other than trading derivatives are reported in the investing activities section in the Consolidated Statements of Cash Flows.

   Notes to Financial Statements

   ----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Income Taxes
   The Company is a member of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

   New Accounting Pronouncements

   In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125". The Company is currently evaluating the effect of adopting the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The Company has adopted in these financial statements disclosures about collateral and for recognition and reclassification of collateral required under the statement for fiscal years ending after December 15, 2000.

   In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" and, in June 2000, SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities
   - an amendment of FASB Statement No. 133". SFAS No. 133, as amended by SFAS No. 138 (collectively "SFAS No. 133"), requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

   SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge). Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. The accounting for a fair value hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security. Similarly, the accounting for a cash flow hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of a foreign-currency-denominated forecasted transaction. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change.

   The Company adopted SFAS No. 133, as amended, as of January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company. As part of the implementation, the Company reclassified held-to-maturity securities, amounting to approximately $7.5 million at January 1, 2001, to the available-for-sale category. This reclassification resulted in the recognition of a net unrealized loss of approximately $.2 million, net of tax, which was recorded as a component of "Accumulated other comprehensive (loss) income" on the implementation date.

   In December 1999, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin No. 101, " Revenue Recognition in Financial Statements" ("SAB No. 101"). SAB No. 101 provides guidance for revenue recognition and related disclosure in the financial statements. The Company adopted SAB No. 101, and its related interpretations, as of October 1, 2000. The adoption of SAB No. 101 did not have a material effect on the Company's financial position or results of operations.

   Reclassifications
   Certain amounts in the prior years have been reclassified to conform to the current year presentation.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS

   Fixed Maturities
   The following tables provide additional information relating to fixed maturities as of December 31:

                                                                         2000
                                               --------------------------------------------------------
                                                                 Gross          Gross         Estimated
                                               Amortized      Unrealized      Unrealized        Fair
                                                  Cost           Gains          Losses          Value
                                                --------        ------        -------        --------
                                                                    (In Thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and
        obligations of U.S. government
        corporations and agencies               $ 25,050        $  708        $     2        $ 25,756

      Foreign government bonds                    11,181           463              -          11,644

      Corporate securities                       578,627         7,314         10,490         575,451

      Mortgage-backed securities                       -             -              -               -
                                                --------        ------        -------        --------
      Total fixed maturities available for
        sale                                    $614,858        $8,485        $10,492        $612,851
                                                ========        ======        =======        ========


      Fixed maturities held to maturity

      Corporate securities                      $  7,470        $    -        $   211        $  7,259
                                                --------        ------        -------        --------
      Total fixed maturities held to
        maturity                                $  7,470        $    -        $   211        $  7,259
                                                ========        ======        =======        ========

                                                                        1999
                                            --------------------------------------------------------------
                                                                Gross          Gross         Estimated
                                              Amortized      Unrealized      Unrealized         Fair
                                                 Cost           Gains          Losses          Value
                                               --------         ------        -------        --------
                                                                    (In Thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and
        obligations of  U.S. government
        corporations and agencies               $  9,489         $     -        $    63        $  9,426

      Foreign government bonds                     5,000               -             68           4,932

      Corporate Securities                       588,696             681         19,499         569,878

      Mortgage-backed securities                   1,038               -              3           1,035
                                                --------          ------        -------        --------

      Total fixed maturities available for
        sale                                    $604,223         $   681        $19,633       $ 585,271
                                                ========         =======        =======       =========

      Fixed maturities held to maturity
        Corporate securities                    $  7,470         $     -        $   532       $   6,938
                                                --------          ------        -------       ---------

      Total fixed maturities held to
        maturity                                $  7,470         $     -        $   532       $   6,938
                                                ========         =======        =======       =========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2000, is shown below:

                                                         Available for Sale                   Held to Maturity
                                                     ---------------------------        --------------------------
                                                     Amortized    Estimated Fair        Amortized   Estimated Fair
                                                       Cost            Value               Cost         Value
                                                     ---------    --------------        ---------   --------------
                                                          (In Thousands)                     (In Thousands)
   Due in one year or less                           $  24,545      $ 24,476              $    -       $    -

   Due after one year through five years               254,007       254,205               1,000          978

   Due after five years through ten years              254,951       253,493               6,470        6,281

   Due after ten years                                  81,356        80,677                   -            -
                                                     ---------      --------              ------       ------

   Total                                             $ 614,858      $612,851              $7,470       $7,259
                                                     =========      ========              ======       ======

   Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

   Proceeds from the sale of fixed maturities available for sale during 2000, 1999, and 1998 were $354.4 million, $698.8 million, and $990.7 million, respectively. Gross gains of $2.2 million, $3.5 million, and $8.8 million, and gross losses of $5.2 million, $8.0 million, and $1.8 million were realized on those sales during 2000, 1999, and 1998, respectively. Proceeds from maturities of fixed maturities available for sale during 2000, 1999, and 1998 were $ 41.7 million, $3.6 million, and $10.4 million, respectively. During the years ended December 31, 2000, 1999, and 1998, there were no securities classified as held to maturity that were sold.

   Writedowns for impairments which were deemed to be other than temporary for fixed maturities were $1.3 million, $0 million, and $.6 million for the years 2000, 1999 and 1998, respectively.

   Special Deposits
   Fixed maturities of $.5 million at both December 31, 2000 and 1999 respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

   Investment Income and Investment Gains and Losses

   Net investment income arose from the following sources for the years ended December 31:

                                                              2000        1999        1998
                                                            ---------   ---------   ----------
                                                                     (In Thousands)

      Fixed maturities                                      $  43,972   $  39,538   $   39,478
      Policy loans                                              8,053       7,641        7,350
      Short-term investments & cash equivalents                 5,126       2,516        3,502
      Other                                                     1,300          60         (842)
                                                            ---------   ---------   ----------
      Gross investment income                                  58,451      49,755       49,488
      Less investment expenses                                 (3,927)     (2,155)      (2,456)
                                                            ---------   ---------   ----------
      Net investment income                                 $  54,524   $  47,600   $   47,032
                                                            =========   =========   ==========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   Realized investment (losses) gains, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                    2000      1999       1998
                                                 ---------  ---------  --------
                                                         (In Thousands)

      Fixed maturities                           $ (4,324)  $ (4,616)  $  6,360
      Derivatives                                   2,924       (412)     2,076
      Other                                           355         15         10
                                                 --------   --------   --------

      Realized investment (losses) gains, net    $ (1,045)  $ (5,013)  $  8,446
                                                 ========   ========   ========

   Securities Pledged to Creditors

   The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2000, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position are $57.3 million.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   Net Unrealized Investment (Losses) Gains

   Net unrealized investment (losses) gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income". Changes in these amounts include adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                        Accumulated other
                                                                                                          comprehensive
                                                                                                           income (loss)
                                                                Deferred                    Deferred      related to net
                                                Unrealized       policy    Policyholders'  income tax       unrealized
                                              gains (losses)  acquisition     Account      (liability)      investment
                                              on investments     costs        Balances       benefit      gains (losses)
                                              --------------  -----------  --------------  -----------  ------------------
  Balance, December 31, 1997                    $   7,252      $ (3,379)     $    849       $ (1,766)        $  2,956
     Net investment gains on investments
       arising during the period                    4,966                                     (1,662)           3,304

     Reclassification adjustment for
       (losses) included in net income             (6,985)                                     2,338           (4,647)

     Impact of net unrealized investment
       (losses) on deferred policy
       acquisition costs                                           (166)                          58             (108)

     Impact of net unrealized investment
       gains on policyholders' account balances                                   138            (50)              88
                                                ---------      --------      --------       --------         --------
  Balance, December 31, 1998                    $   5,233      $ (3,545)     $    987       $ (1,082)        $  1,593
     Net investment (losses) on investments
       arising during the period                  (28,794)                                    10,366          (18,428)

     Reclassification adjustment for gains
       included in net income                       4,610                                     (1,660)           2,950

     Impact of net unrealized investment
       gains on deferred policy acquisition
       costs                                                     14,681                       (5,285)           9,396

     Impact of net unrealized investment
       (losses) on policyholders' account
       balances                                                                (2,499)           900           (1,599)
                                                ---------      --------      --------       --------         --------
  Balance, December 31, 1999                    $ (18,951)     $ 11,136      $ (1,512)      $  3,239         $ (6,088)

     Net investment gains (losses) on
       investments arising during the period       12,620                                     (4,454)           8,166

     Reclassification adjustment for gains
       included in net income                       4,324                                     (1,526)           2,798

     Impact of net unrealized investment
       (losses) on deferred policy acquisition
       costs                                                    (10,161)                       3,658           (6,503)

     Impact of net unrealized investment
       gains on policyholders' account
       balances                                                                 1,350           (486)             864
                                                ---------      --------      --------       --------         --------
  Balance, December 31, 2000                    $  (2,007)     $    975      $   (162)      $    431         $   (763)
                                                =========      ========      ========       ========         ========

   Notes to Financial Statements
   -----------------------------------------------------------------------------

   4.  DEFERRED POLICY ACQUISITION COSTS

   The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                        2000            1999
                                                     ---------       ----------
                                                           (In Thousands)

       Balance, beginning of year                    $ 129,184       $ 113,923
       Capitalization of commissions, sales
         and issue expenses                             10,638          13,439
       Amortization                                    (13,008)        (12,859)
       Change in unrealized investment losses          (10,161)         14,681
                                                     ---------       ---------

       Balance, end of year                          $ 116,653       $ 129,184
                                                     =========       =========

   5.  POLICYHOLDERS' LIABILITIES

   Future policy benefits and other policyholder liabilities at December 31 are as follows:


                                                      2000                1999
                                                    --------            --------
                                                          (In Thousands)

        Life insurance                              $103,557            $100,686
        Annuities                                      4,661               4,064
                                                    --------            --------
                                                    $108,218            $104,750
                                                    ========            ========

   Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for annuities that are in payout status.

   The following table highlights the key assumptions generally utilized in calculating these reserves:

             Product                       Mortality                     Interest Rate           Estimation Method
      ------------------       --------------------------------       -----------------      --------------------------

      Life insurance           Generally rates                          2.5% to 7.5%         Net level premium based
      variable and             guaranteed in calculating                                     on non-forfeiture
      interest-sensitive       cash surrender values                                         interest rate

      Life insurance  -        Best estimate plus a provision                6.75%           Net level premium plus a
      term insurance           for adverse deviation                                         provision for adverse
                                                                                             deviation.

      Individual               Mortality table varies based on         6.25% to 8.75%        Present value of
      annuities                the issue year of the contract.                               expected future
                               Current table (for 1998 & later                               payment based on
                               issues) is the Annuity 2000                                   historical experience
                               Mortality Table with certain
                               modifications

    Policyholders' account balances at December 31, are as follows:

                                                          2000            1999
                                                        --------        --------
                                                              (In Thousands)

          Interest-sensitive life contracts             $332,761        $323,798
          Individual annuities                           101,681          92,694
                                                        --------        --------
                                                        $434,442        $416,492
                                                        ========        ========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   5.  POLICYHOLDERS' LIABILITIES (continued)

   Policyholders' account balances for interest-sensitive life and individual annuities are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.

   Certain contract provisions that determine the policyholder account balances are as follows:

              Product                           Interest Rate         Withdrawal / Surrender Charges
      ---------------------------------         -------------         -------------------------------

      Interest sensitive life contracts         4.0% to 6.5%          Various up to 10 years


      Individual annuities                      3.0% to 6.0%          0% to 7% for up to 7 years


   6.  REINSURANCE

   The Company participates in reinsurance with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

   Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the year ended December 31 are below.

                                                     2000       1999       1998
                                                    ------     ------     ------
                                                            (In Thousands)

      Reinsurance premiums ceded - affiliated       $ (19)     $ (17)     $ (28)
      Reinsurance premiums ceded - unaffiliated     $(445)     $   0      $   0

      Policyholders' benefits ceded                 $ 110      $   0      $   0

   Reinsurance recoverables, included in "Other assets" in the Company's Statements of Financial Position, at December 31 were as follows:

                                                    2000            1999
                                                   -----            ----
                                                      (In Thousands)

            Life insurance - affiliated            $ 369           $  16
                                                   =====           =====

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   7.  INCOME TAXES

   The components of income taxes for the years ended December 31, are as follows:

                                              2000          1999          1998
                                            --------      --------      --------
                                                       (In Thousands)
         Current tax expense (benefit):
            U.S                             $ 15,365      $  6,769      $ 14,786
            State and local                     --             178           523
                                            --------      --------      --------
          Total                               15,365         6,947        15,309
                                            --------      --------      --------


         Deferred tax expense (benefit):
            U.S                               (3,211)          (54)        2,198
            State and local                      545            (2)           63
                                            --------      --------      --------
            Total                             (2,666)          (56)        2,261
                                            --------      --------      --------

          Total income tax expense          $ 12,699      $  6,891      $ 17,570
                                            ========      ========      ========

   The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                               2000         1999         1998
                                             --------     --------     --------
                                                       (In Thousands)

       Expected federal income tax expense   $ 12,699     $  6,891     $ 17,288
       State and local income taxes               354          115          381
       Dividends received deduction              (843)        (878)        (500)
       Other                                      489          763          401
                                             --------     --------     --------
       Total income tax expense              $ 12,699     $  6,891     $ 17,570
                                             ========     ========     ========

   Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                            2000          1999
                                                           -------       -------
                                                                 (In Thousands)
          Deferred tax assets
             Insurance reserves                            $16,515       $ 9,711
             Net unrealized losses on securities               723         6,823

             Other                                           1,530         2,083
                                                           -------       -------
             Deferred tax assets                           $18,768       $18,617
                                                           -------       -------

          Deferred tax liabilities
             Deferred acquisition costs                     35,437        37,174
             Net investment gains                             --            --
             Other                                           3,601           879
                                                           -------       -------
             Deferred tax liabilities                       39,038        38,053
                                                           -------       -------

          Net deferred tax liability                       $20,270       $19,436
                                                           =======       =======

   Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2000 and 1999, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

   Notes to Financial Statements

  ------------------------------------------------------------------------------

   7.  INCOME TAXES (continued)

   The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1995. The Service has begun their examination of the 1996 year.

   8.  STATUTORY NET INCOME AND SURPLUS

   Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance, to net income and equity determined using GAAP:

                                                                                       2000               1999               1998
                                                                                     --------           --------           --------
                                                                                                     (In Thousands)
              Statutory net income                                                   $ 21,268           $ 20,221           $ 18,704

              Adjustments to reconcile to net income on a GAAP basis:
              Amortization and capitalization of deferred
                acquisition costs                                                      (2,370)               580             12,464
              Deferred premium                                                            252               (314)               534
              Insurance revenues and expenses                                           1,409                983               (808)
              Income taxes                                                              4,633               (139)            (2,973)
              Valuation of investments                                                    280             (3,199)             5,896
              Amortization of IMR                                                        (986)            (2,089)            (2,102)
              Asset management fees                                                    (1,638)            (2,050)              --
              Other, net                                                                  736             (1,196)               108
                                                                                     --------           --------           --------
              GAAP net income                                                        $ 23,584           $ 12,797           $ 31,823
                                                                                     ========           ========           ========


                                                                                              2000                     1999
                                                                                           ---------                ---------
                                                                                                     (In Thousands)
              Statutory surplus                                                            $ 294,313                $ 274,437

              Adjustments to reconcile to equity on a GAAP basis:
              Valuation of investments                                                         9,232                   (9,644)
              Deferred acquisition costs                                                     116,653                  129,184
              Deferred premium                                                                  (907)                  (1,159)
              Insurance liabilities                                                          (19,274)                 (23,889)
              Income Taxes                                                                   (17,034)                 (17,977)
              Asset management fees                                                             --                     (2,050)
              Other, net                                                                         584                    2,067
                                                                                           ---------                ---------
              GAAP stockholder's equity                                                    $ 383,567                $ 350,969
                                                                                           =========                =========

      The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

      In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001, and has estimated the potential effect of the Codification guidance to have a favorable impact of at least $10 million on the Company's surplus position, primarily as a result of the recognition of deferred tax assets.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value Estimates fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

   Fixed maturities
   Estimated fair values for fixed maturities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

   Policy loans
   The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

   Investment contracts
   For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

   Derivative financial instruments
   See note 10 for disclosure of fair value on these instruments.

   The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                                         2000                                      1999
                                                              ------------------------------         -------------------------------
                                                               Carrying           Estimated            Carrying           Estimated
                                                                 Value            Fair Value             Value            Fair Value
                                                              ----------          ----------          ----------          ----------
                                                                                           (In Thousands)
             Financial Assets:
                Fixed maturities:
                    Available for sale                        $  612,851          $  612,851          $  585,271          $  585,271
                    Held to maturity                               7,470               7,259               7,470               6,938
                Policy loans                                     152,111             156,786             143,815             136,990
                Short-term investments                            28,759              28,759                --                  --
                Cash and cash equivalents                         65,237              65,237              27,590              27,590
                Separate Accounts assets                       1,805,584           1,805,584           1,827,484           1,827,484

             Financial Liabilities:
                Investment contracts                          $  102,255          $  102,255          $   93,158          $   93,158
                Cash collateral for loaned
                  securities                                      48,309              48,309              17,900              17,900
                Securities sold under agreements
                  to repurchase                                    9,754               9,754                --                  --

                Separate Accounts liabilities                  1,805,584           1,805,584           1,827,484           1,827,484

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

   Futures

   The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

   Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

   If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional and fair value of futures contracts was $3.6 million and $.1 million at December 31, 2000, respectively. The notional and fair value of futures contracts was $46.4 million and $(.6) million at December 31, 1999, respectively.

   Credit Risk

   The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2000, 100% of the notional consisted of interest rate derivatives.

   11.  CONTINGENCIES AND LITIGATION

   Prudential and the Company are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

   Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

   As of December 31, 2000, Prudential and/or the Company remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believe that those actions are governed by the class settlement release and expect them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts,

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   11.  CONTINGENCIES AND LITIGATION (continued)

   including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

   Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

   The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially effected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, should not have a material adverse effect on the Company's financial position.

   12.  DIVIDENDS

   The Company is subject to New Jersey law which requires any shareholder dividend or distribution must be filed with the New Jersey Commissioner of Insurance. Cash dividends may only be paid out of earned surplus derived from realized net profits.

   13.  RELATED PARTY TRANSACTIONS

   The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

   Expense Charges and Allocations
   All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

   The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

   The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

   In accordance with a profit sharing agreement with Prudential, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. The Company is charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These expenses are a component of general, administrative and other expenses.

   On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for PSF. The change was approved by the shareholders of the PSFI during early 2001 and effective January 1,2001, the Company will no longer receives fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

   Corporate Owned Life Insurance
   The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts was $182.4 million and $199.0 million at December 31, 2000 and December 31, 1999, respectively.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   13.  RELATED PARTY TRANSACTIONS (continued)

   Reinsurance

   The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 2000, 1999, and 1998.

   Debt Agreements
   In July 1998, the Company established a revolving line of credit facility with Prudential Funding LLC, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 2000.

                       Report of Independent Accountants



   To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

   In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of the Prudential Insurance Company of America) at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   PricewaterhouseCoopers LLP
   New York, New York
   March 13, 2001

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)     FINANCIAL STATEMENTS


(1) Financial Statements of the Discovery Select Variable Annuity Subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2000; the Statements of Operations for the period ended December 31, 2000; the Statements of Changes in Net Assets for the periods ended December 31, 2000 and December 31, 1999; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement) (Note 1).



(2) Statements of Pruco Life of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2000 and 1999; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2000, 1999 and 1998; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 1)


(b)     EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor) (Note 2)

     (b) Form of Selected Broker Agreement used by PIMS (Note 2)


(4) (a) Form of The Strategic Partners Variable Annuity Contract V-BON 2000-NY (Note 8)



     (b) Form of The Strategic Partners Variable Annuity Contract V-DCA 2000-NY (Note 8)



(5)  (a) Application form for the Contract. (Note 8)



     (b) Application form for the Contract - PIAG (Note 8)


(6) (a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 6)

     (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 7)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a) Form of Fund Participation Agreement. (Note 4)

(9)  Opinion of Counsel as to legality of the securities being registered. (Note
     1)


(10) (a) Written consent of PricewaterhouseCoopers LLP, independent accountants. (Note 1)

     (b) Written consent of Shea and Gardner. (Note 1)


(11) All financial statements omitted from Item 23, Financial Statements-- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Schedule of Performance Computations. (Note 1)

(14) Powers of Attorney.


     (a) Ira J. Kleinman, Esther H. Milnes, I. Edward Price, David R. Odenath, Jr. and William J. Eckert (Note 9)


     (b) James J. Avery Jr. (Note 5)


     (c) Ronald P. Joelson (Note 10)







----------

(Note 1) Filed herewith.

(Note 2)  Incorporated by reference to Post-Eeffective Amendment No. 4 to
    Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 26, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)  Incorporated by reference to Post-Effective Amendment No. 10 to Form
    S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6)  Incorporated by reference to Post-Effective Amendment No. 12 to Form
    S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.





(Note 8) Incorporated by reference to the Initial Registration on Form N-4,
    Registration No. 333-49230 filed November 3, 2000 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.



(Note 9)  Incorporated by reference to Form S-6 Registration No. 333-49334 filed
    February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.



(Note 10) Incorporated by reference to Post-Effective Amendment No. 14 to Form
    S-1, Registration No. 33-20018, filed April 10, 2001 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.





ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part B: Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth on the following pages.

Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New

Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account and the Pruco Life of New Jersey Variable Real Property Account (separate accounts of Pruco Life of New Jersey)

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.


The subsidiaries of Prudential and short descriptions of each are listed under
Item 25 of Post-Effective Amendment No. 42 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed April 24, 2001, the text of which is hereby incorporated.


ITEM 27.    NUMBER OF CONTRACT OWNERS

Not Applicable.

ITEM 28.   INDEMNIFICATION


The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.


New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law,
Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS


    (a) Prudential Investment Management Services LLC (PIMS)

    PIMS is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart Assets Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Prudential Value Fund, Prudential World Fund, Inc., Strategic Partners Series and Target Funds.



    PIMS is also distributor of the following registered investment companies:
Separate Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-l0, The Prudential Variable Contract Account-1l, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Premier Group Variable Contract Account, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.



                                                                                     POSITIONS AND
                                                          POSITIONS AND OFFICES      OFFICES WITH
                                    NAME (1)                WITH UNDERWRITER          REGISTRANT
                              --------------------   ------------------------------ --------------
                              Robert F. Gunia....... President                      None

                              Stuart A. Abrams...... Senior Vice President and
                                                     Chief Compliance Officer       None

                              Jean D. Hamilton...... Executive Vice President       None

                              Bernard B. Winograd... Executive Vice President       None

                              Francis O. Odubekun... Senior Vice President and
                                                     Chief Operating Officer        None

                              William V. Healey..... Senior Vice President,
                                                     Secretary and Chief Legal
                                                     Officer                        None

                              Margaret M. Deverell.. Senior Vice President,
                                                     Comptroller and Chief
                                                     Financial Officer              None

                              C. Edward Chaplin..... Treasurer                      None


------------------------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.


ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life of New Jersey hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life of New Jersey.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 25th day of April, 2000.


            THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
            VARIABLE ANNUITY ACCOUNT
                   (Registrant)

            BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                   (Depositor)



        Attest:  /s/ CLIFFORD E. KIRSCH                  /s/  ESTHER H. MILNES
        -------------------------------                  ---------------------
                     CLIFFORD E. KIRSCH                    ESTHER H. MILNES
                     CHIEF LEGAL OFFICER AND SECRETARY     PRESIDENT


                                   SIGNATURES

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.




                     SIGNATURE AND TITLE
     ------------------------------------------------

                    *
            ------------------------------------


                   ESTHER H. MILNES                     Date April 25, 2001
                   PRESIDENT AND DIRECTOR



                    *
            ------------------------------------
                   JAMES J. AVERY JR
                   CHAIRMAN OF THE BOARD AND
                   DIRECTOR

                                                        *By: CLIFFORD E. KIRSCH
                    *                                   -----------------------
           -------------------------------------        CLIFFORD E. KIRSCH
                   WILLIAM J. ECKERT                    (ATTORNEY-IN-FACT)
                   VICE PRESIDENT AND CHIEF
                   ACCOUNTING OFFICER (PRINCIPAL
                   FINANCIAL OFFICER AND CHIEF
                   ACCOUNTING OFFICER


                    *
             ------------------------------------
                   RONALD P. JOELSON
                   DIRECTOR


                    *
            ------------------------------------
                   IRA J. KLEINMAN
                   DIRECTOR

                    *
             ------------------------------------
                   I. EDWARD PRICE
                   DIRECTOR


                    *
             ------------------------------------
                   DAVID R. ODENATH, JR.
                   DIRECTOR

                                EXHIBIT INDEX

EXHIBITS

(9) Opinion of Counsel as to legality of the securities being registered.


(10) (a)Written consent of PricewaterhouseCoopers LLP independent accountants.

     (b)Written consent of outside counsel.

(13) Schedule of Performance Computations.